UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04570

Name of Registrant:	Vanguard New York Tax-Free Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:  November 30

Date of reporting period: December 1, 2017—November 30, 2018

Item 1: Reports to Shareholders

Annual Report | November 30, 2018 Vanguard New York Tax-Exempt Funds

Vanguard New York Municipal Money Market Fund

Vanguard New York Long-Term Tax-Exempt Fund

See the inside front cover for important information about access to your fund’s annual and semiannual shareholder reports.

Important information about access to shareholder reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your fund’s annual and semiannual shareholder reports will no longer be sent to you by mail, unless you specifically request them. Instead, you will be notified by mail each time a report is posted on the website and will be provided with a link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.

You may elect to receive paper copies of all future shareholder reports free of charge. If you invest through a financial intermediary, you can contact the intermediary to request that you continue to receive paper copies. If you invest directly with the fund, you can call Vanguard at one of the phone numbers on the back cover of this report or log on to vanguard.com. Your election to receive paper copies will apply to all the funds you hold through an intermediary or directly with Vanguard.

Contents

A Note From Our CEO	1
Your Fund’s Performance at a Glance	2
Advisor’s Report	3
About Your Fund’s Expenses	7
New York Municipal Money Market Fund	9
New York Long-Term Tax-Exempt Fund	30

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

A Note From Our CEO

Tim Buckley

President and Chief Executive Officer

Dear Shareholder,

Over the years, I’ve found that prudent investors exhibit a common trait: discipline. No matter how the markets move or what new investing fad hits the headlines, those who stay focused on their goals and tune out the noise are set up for long-term success.

The prime gateway to investing is saving, and you don’t usually become a saver without a healthy dose of discipline. Savers make the decision to sock away part of their income, which means spending less and delaying gratification, no matter how difficult that may be.

Of course, disciplined investing extends beyond diligent saving. The financial markets, in the short term especially, are unpredictable; I have yet to meet the investor who can time them perfectly. It takes discipline to resist the urge to go all-in when markets are frothy or to retreat when things look bleak.

Staying put with your investments is one strategy for handling volatility. Another, rebalancing, requires even more discipline because it means steering your money away from strong performers and toward poorer performers.

Patience—a form of discipline—is also the friend of long-term investors. Higher returns are the potential reward for weathering the market’s turbulence and uncertainty.

It’s important to be prepared for that turbulence, whenever it appears. Don’t panic. Don’t chase returns or look for answers outside the asset classes you trust. And be sure to rebalance periodically, even when there’s turmoil.

Whether you’re a master of self-control, get a boost from technology, or work with a professional advisor, know that discipline is necessary to get the most out of your investment portfolio. And know that Vanguard is with you for the entire ride.

Thank you for your continued loyalty.

Sincerely,

Mortimer J. Buckley

President and Chief Executive Officer

December 18, 2018

Your Fund’s Performance at a Glance

•                  For the 12 months ended November 30, 2018, Vanguard New York Long-Term Tax-Exempt Fund returned 0.48% for Investor Shares and 0.56% for Admiral™ Shares. It underperformed its benchmark. Vanguard New York Municipal Money Market Fund returned 1.24%, outperforming the average return of its peers.

•                  Although fundamentals remained solid, New York municipal bonds went through a bumpy patch with the passing of new federal tax legislation in December 2017. Prices declined, especially among longer-dated securities.

•                  The Long-Term Fund benefited from its holdings in lower-quality investment-grade bonds but was hurt by security selection and a duration longer than that of its benchmark.

•                  Money market returns moved higher in response to the actions of the Federal Reserve, which raised rates four times during the period and indicated that more hikes would follow.

Market Barometer

	Average Annual Total Returns
	Periods Ended November 30, 2018
	One Year	Three Years	Five Years
Stocks
Russell 1000 Index (Large-caps)	5.92%	11.94%	10.89%
Russell 2000 Index (Small-caps)	0.57	10.08	7.50
Russell 3000 Index (Broad U.S. market)	5.53	11.80	10.62
FTSE All-World ex US Index (International)	-7.98	5.59	2.17

Bonds
Bloomberg Barclays U.S. Aggregate Bond Index (Broad taxable market)	-1.34%	1.33%	2.03%
Bloomberg Barclays Municipal Bond Index (Broad tax-exempt market)	1.13	2.13	3.52
FTSE Three-Month U.S. Treasury Bill Index	1.76	0.92	0.55

CPI
Consumer Price Index	2.18%	2.02%	1.58%

Advisor’s Report

For the 12 months ended November 30, 2018, Vanguard New York Long-Term Tax-Exempt Fund returned 0.48% for Investor Shares and 0.56% for Admiral Shares. Those results lagged both the 0.86% return of the benchmark, the Bloomberg Barclays New York Municipal Bond Index, which includes bonds across the maturity spectrum.

Vanguard New York Municipal Money Market Fund returned 1.24%, outpacing the average return of its peers, which was 0.83%.

As municipal bond prices fell, yields rose. The Long-Term Fund’s 30-day SEC yield climbed 89 basis points to 3.06% for Investor Shares and 85 basis points to 3.12% for Admiral Shares over the period. The Money Market Fund’s 7-day SEC yield climbed 74 basis points to 1.58%. (A basis point is one one-hundredth of a percentage point.)

The funds are permitted to invest in securities that can generate income distributions subject to the alternative minimum tax (AMT). As of the end of the fiscal year, however, only the Money Market Fund owned such securities.

The investment environment

Macroeconomic fundamentals remained supportive throughout the year. The U.S. economy expanded at a robust pace, boosted by tax cuts and more government spending. The unemployment rate dropped to 3.7%, an almost 50-year low, and inflation moved up to hover near the Federal Reserve’s target of 2%.

Yields of Tax-Exempt Municipal Securities

(National Averages, AAA-Rated General Obligation Issues)

	November 30,	November 30,
Maturity	2017	2018
2 years	1.57%	1.98%
5 years	1.76	2.16
10 years	2.15	2.55
30 years	2.79	3.27

Source: Vanguard.

The Fed continued to normalize monetary policy through further cuts to its balance sheet and four additional increases to the federal funds target rate, putting it at 2%–2.25%. (The Fed made another quarter-percentage-point hike just after the close of the period.)

Despite the robust backdrop, the markets experienced some volatility. They swooned in late January on concerns that wage gains might push inflation higher and lead to the Fed raising rates more aggressively. October was another rough patch. Trade tensions with China intensified, and Fed Chairman Jerome Powell commented on how much higher rates might go, although he went on to tamp down expectations in late November.

The muni market also had to contend with the new federal tax law that was passed in December 2017, which affected supply. One significant change is that municipalities can no longer issue bonds to advance-refund outstanding tax-exempt debt. The tax bill also included a provision— which was dropped just before passage— to eliminate tax exemptions for private-activity bonds issued for airports and not-for-profit hospitals and colleges. All of this resulted in a much higher level of New York muni issuance in December 2017 than a year earlier, and it’s been lower than usual since then.

The reduction in the statutory federal corporate tax rate to 21% also affected demand for munis, as it made their tax-equivalent yields a little less attractive to nontraditional buyers such as banks and insurance companies (a fairly narrow segment of the market). Municipalities responded by structuring issuance more for traditional buyers, which boosted usable supply for retail investors and mutual funds. A cap on deductions for state and local taxes and mortgage interest payments has also added to the attractiveness of muni bonds for New York residents. Overall, those factors helped improve the balance between supply and demand.

Bouts of volatility aside, muni bond yields largely took their cues from the U.S. Treasury market, where yields across the maturity spectrum ended the period higher.

New York’s overall credit profile remains stable. (Standard & Poor’s November downgrades of the state’s sales tax and personal income tax bonds were a result of the firm’s application of its revised criteria for priority-lien tax revenue debt.) The state budget for fiscal year 2019 was passed on time. It kept spending growth to a targeted limit of 2% for the eighth consecutive year, even with significant increases in spending for education and urgently needed New York City subway repairs. Thanks to higher-than-expected revenues, the state ended the 2018 fiscal year on March 31 with a General Fund surplus, and results through September 2018 were in line with projections. Amazon’s new headquarters in the New York City neighborhood of Long Island City is expected to create 25,000 new jobs.

Although that will benefit the regional economy, it will also put additional pressure on infrastructure, including transportation, schools, and housing.

Management of the funds

The Long-Term Fund’s duration (a measure in years of a portfolio’s sensitivity to changes in interest rates) is structurally longer than that of its benchmark, which includes bonds of all maturities. That difference in duration was the primary detractor from the fund’s relative performance during this period of rising rates.

The Long-Term Fund’s overweight credit exposure helped its relative performance. The fund’s tilt toward bonds rated A and BBB, on the lower rungs of the investment-grade credit ladder, was in place mainly to capture their additional yield, especially as credit spreads versus Treasuries were fairly tight. Over the 12 months, however, lower-rung New York munis, especially those rated BBB, performed better than their higher-quality counterparts. As measured by the Bloomberg Barclays New York Municipal Bond Index, BBB-rated munis returned 2.42%, compared with 0.54% for AAA-rated munis.

Our deep and experienced bench of credit analysts helps us navigate this large, fragmented market. Security selection played out well in some segments, including special assessment bonds, but detracted in a number of others during the period, including local general obligation bonds and airport/port revenue bonds.

Adding premium callable bonds worked in our favor. These securities, which may be redeemed before maturity, generally offer attractive yields and favorable total return potential across many interest rate scenarios.

In the Money Market Fund, we maintained fairly high levels of liquidity. We also continued to hold variable-rate demand notes; their coupons reset periodically to reflect the prevailing interest rate environment. That positioning, along with a low expense ratio, helped the fund outperform its peers.

The outlook

In the absence of any external shocks, the U.S. economy is on pace to break above its long-term potential growth rate in 2018 and 2019. The front-loaded effects of tax cuts and increased government spending on top of solid fundamentals should boost growth before it later drops back toward 2%. Along with some upward pressure on wages reflecting the tight labor market, this may push up U.S. core inflation through the first part of 2019. Against that backdrop, the Fed is likely to raise rates further and keep trimming the amount of Treasuries and mortgage-backed securities on its balance sheet.

We see this bounce as cyclical, however. We expect long-term structural pressures from an aging population, global sourcing of goods and labor, and technological disruptions to result in moderate long-run growth and inflation.

We may see bouts of volatility in the bond market related to shifting expectations for inflation and interest rates. Other potential volatility triggers we’ll be watching include an intensification of trade disputes, flare-ups in geopolitical tensions, uncertainty over Brexit, and government spending in Italy.

We anticipate a convergence in global monetary policy. Central banks in developed countries should adopt less accommodative stances—some raising rates, some planning to do so, some reducing quantitative easing. Withdrawing that accommodation unexpectedly or too quickly could rattle the markets.

As always, our experienced team of portfolio managers, credit analysts, and traders will continue to seek out opportunities to add to the funds’ performance, whatever the markets may bring.

Paul M. Malloy, CFA, Principal,

Head of Municipal Bond Group

Adam M. Ferguson, CFA, Portfolio Manager

John P. Grimes, CFA, Portfolio Manager

Vanguard Fixed Income Group

December 18, 2018

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

•                  Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

•                  Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended November 30, 2018

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	5/31/2018	11/30/2018	Period
Based on Actual Fund Return
New York Municipal Money Market Fund	$1,000.00	$1,006.60	$0.80
New York Long-Term Tax-Exempt Fund
Investor Shares	$1,000.00	$999.61	$0.75
Admiral Shares	1,000.00	999.94	0.45
Based on Hypothetical 5% Yearly Return
New York Municipal Money Market Fund	$1,000.00	$1,024.27	$0.81
New York Long-Term Tax-Exempt Fund
Investor Shares	$1,000.00	$1,024.32	$0.76
Admiral Shares	1,000.00	1,024.62	0.46

The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the New York Municipal Money Market Fund, 0.16%; and for the New York Long-Term Tax-Exempt Fund, 0.15% for Investor Shares and 0.09% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (183/365).

New York Municipal Money Market Fund

Performance Summary

Investment returns will fluctuate. All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) The returns shown do not reflect taxes that a shareholder would pay on fund distributions. The fund is only available to retail investors (natural persons). You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1 per share, it cannot guarantee it will do so. The fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time. The fund’s 7-day SEC yield reflects its current earnings more closely than do the average annual returns.

Cumulative Performance: November 30, 2008, Through November 30, 2018

Initial Investment of $10,000

	Average Annual Total Returns Periods Ended November 30, 2018
	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
New York Municipal Money Market Fund	1.24%	0.44%	0.28%	$10,279
New York Tax-Exempt Money Market Funds Average	0.83	0.23	0.15	10,146

New York Tax-Exempt Money Market Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Average Annual Total Returns: Periods Ended September 30, 2018

This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.

Securities and Exchange Commission rules require that we provide this information.

	Inception Date	One Year	Five Years	Ten Years
New York Municipal Money Market Fund	9/3/1997	1.12%	0.39%	0.29%

See Financial Highlights for dividend information.

New York Municipal Money Market Fund

Distribution by Issuer

As of November 30, 2018

Tax-Exempt Securities	100%

New York Municipal Money Market Fund

Financial Statements

Statement of Net Assets

As of November 30, 2018

The fund reports a complete list of its holdings in various monthly and quarterly regulatory filings. The fund publishes its holdings on a monthly basis at vanguard.com and files them with the Securities and Exchange Commission on Form N-MFP. The fund’s Form N-MFP filings may be viewed at sec.gov or via a link on the “Portfolio Holdings” page on vanguard.com. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov.

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Tax-Exempt Municipal Bonds (99.0%)
New York (99.0%)
Albany NY Industrial Development Agency Civic Facility Revenue (CHF Holland Suites LLC Project) VRDO	1.700%	12/7/18	LOC	8,025	8,025
Albany NY Industrial Development Agency Housing Revenue (South Mall Towers Project) VRDO	1.760%	12/7/18	LOC	6,020	6,020
[1] Battery Park City Authority New York Revenue TOB VRDO	1.780%	12/3/18	LOC	17,440	17,440
Bellmore NY Union Free School District BANS	3.000%	6/28/19		11,965	12,044
[1] City of New York NY GO TOB VRDO	1.720%	12/7/18		7,500	7,500
Columbia County NY Capital Resource Corp. Civic Facility Revenue (Columbia Memorial Hospital Project) VRDO	1.740%	12/7/18	LOC	2,500	2,500
Columbia County NY Industrial Development Agency Civic Facility Revenue (Columbia Memorial Hospital Project) VRDO	1.740%	12/7/18	LOC	3,570	3,570
Connetquot Central School District of Islip NY GO	3.000%	6/27/19		15,600	15,697
Delaware Valley NY Industrial Development Authority Revenue (Delaware Valley Hospital) VRDO	1.740%	12/7/18	LOC	2,350	2,350
East Greenbush NY Central School District BAN	2.000%	2/8/19		11,575	11,584
East Irondequoit Central School District NY BANS	2.750%	6/28/19		6,500	6,523
East Meadow NY Union Free School District BAN	2.500%	3/1/19		500	501
[1] Erie County NY Industrial Development Agency School Facility Revenue (Buffalo City School District Project) TOB VRDO	1.710%	12/7/18		6,665	6,665
Franklin County NY Civic Development Corp. Revenue VRDO	1.740%	12/7/18	LOC	4,800	4,800
Geneva NY Industrial Development Agency Civic Facility Revenue (Colleges of the Seneca Project) VRDO	1.720%	12/7/18	LOC	15,290	15,290

New York Municipal Money Market Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
[2] Goshen NY Central School District BANS	3.000%	12/6/19		20,087	20,264
Hampton Bays NY Union Free School District BANS	3.000%	6/19/19		5,587	5,616
Hampton Bays NY Union Free School District BANS	3.000%	6/20/19		6,200	6,233
Hauppauge NY Union Free School District TANS	3.000%	6/21/19		12,200	12,275
Herricks NY Union Free School District TANS	3.000%	6/21/19		3,000	3,016
Huntington NY Union Free School District TANS	3.000%	6/21/19		16,000	16,088
Island Trees NY Union Free School District BAN	3.000%	5/31/19		16,500	16,597
Islip NY Union Free School District TANS	3.000%	6/21/19		19,000	19,107
Jefferson NY BANS	3.000%	11/1/19		6,500	6,553
Kenmore-Tonawanda NY Union Free School District BAN	3.000%	6/13/19		12,373	12,452
Lindenhurst NY Union Free School District BANS	2.750%	6/26/19		6,000	6,025
Longwood NY Central School District Suffolk County GO	3.000%	6/21/19		10,000	10,066
Mechanicville NY School District BANS	3.000%	6/21/19		11,660	11,736
Metropolitan Transportation Authority NY Revenue VRDO	1.700%	12/7/18	LOC	11,468	11,467
Middle Country Central NY School District At Centereach GO	3.000%	6/25/19		10,000	10,066
Monroe County NY Industrial Development Agency Civic Facility Revenue (Nazareth College) VRDO	1.750%	12/7/18	LOC	6,865	6,865
[1] Monroe County NY Industrial Development Corp. Revenue (University of Rochester) TOB VRDO	1.720%	12/7/18		4,350	4,350
[1] Nassau County NY GO TOB VRDO	1.720%	12/7/18	LOC	5,000	5,000
Nassau County NY Interim Finance Authority Sales Tax Revenue VRDO	1.680%	12/7/18		18,945	18,945
Nassau County NY Interim Finance Authority Sales Tax Revenue VRDO	1.690%	12/7/18		15,525	15,525
New Rochelle NY BAN	2.500%	3/1/19		8,152	8,171
New Rochelle NY City School District BAN	3.000%	7/12/19		25,000	25,184
[1] New York City Housing Development Corp. Revenue TOB VRDO	1.720%	12/7/18		7,500	7,500
New York City NY Capital Resources Corp. Revenue (Loan Enhanced Assistance Program) VRDO	1.730%	12/7/18	LOC	20,375	20,375
New York City NY Capital Resources Corp. Revenue (Loan Enhanced Assistance Program) VRDO	1.730%	12/7/18	LOC	3,180	3,180
[1,3] New York City NY GO TOB PUT	1.840%	1/17/19		4,860	4,860
[1] New York City NY GO TOB VRDO	1.780%	12/3/18	LOC	69,800	69,800
New York City NY GO VRDO	1.730%	12/3/18		14,320	14,320
New York City NY GO VRDO	1.730%	12/3/18		2,418	2,418
New York City NY GO VRDO	1.740%	12/3/18		3,500	3,500
New York City NY GO VRDO	1.740%	12/3/18	LOC	2,220	2,220
New York City NY GO VRDO	1.740%	12/3/18	LOC	2,225	2,225
New York City NY GO VRDO	1.750%	12/3/18	LOC	7,090	7,090

New York Municipal Money Market Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
New York City NY GO VRDO	1.760%	12/3/18		4,400	4,400
New York City NY GO VRDO	1.760%	12/3/18		4,600	4,600
New York City NY GO VRDO	1.680%	12/7/18	LOC	6,100	6,100
New York City NY Health & Hospital Corp. Revenue (Health System) VRDO	1.680%	12/7/18	LOC	1,110	1,110
New York City NY Housing Development Corp. Multi-Family Housing Revenue (201 Pearl Street) VRDO	1.650%	12/7/18	LOC	15,495	15,495
New York City NY Housing Development Corp. Multi-Family Housing Revenue PUT	1.800%	2/1/19		9,000	9,000
[1] New York City NY Housing Development Corp. Multi-Family Housing Revenue TOB VRDO	1.700%	12/7/18		3,750	3,750
[1] New York City NY Housing Development Corp. Multi-Family Housing Revenue TOB VRDO	1.700%	12/7/18		7,500	7,500
[1] New York City NY Housing Development Corp. Multi-Family Housing Revenue TOB VRDO	1.720%	12/7/18		14,455	14,455
[1] New York City NY Housing Development Corp. Multi-Family Housing Revenue TOB VRDO	1.740%	12/7/18		6,665	6,665
New York City NY Housing Development Corp. Multi-Family Mortgage Revenue (89 Murray Street Development) VRDO	1.750%	12/7/18	LOC	15,450	15,450
New York City NY Housing Development Corp. Multi-Family Mortgage Revenue (941 Hoe Avenue Apartments) VRDO	1.760%	12/7/18	LOC	6,660	6,660
New York City NY Housing Development Corp. Multi-Family Mortgage Revenue (Aldus Street Apartments) VRDO	1.760%	12/7/18	LOC	8,100	8,100
New York City NY Housing Development Corp. Multi-Family Mortgage Revenue (Bruckner by the Bridge) VRDO	1.710%	12/7/18	LOC	6,725	6,725
New York City NY Housing Development Corp. Multi-Family Mortgage Revenue (Elliot Chelsea Development) VRDO	1.710%	12/7/18	LOC	100	100
New York City NY Housing Development Corp. Multi-Family Mortgage Revenue (Granville Payne Apartments) VRDO	1.760%	12/7/18	LOC	5,310	5,310
New York City NY Housing Development Corp. Multi-Family Mortgage Revenue (Markham Gardens Apartments) VRDO	1.750%	12/7/18	LOC	16,000	16,000
New York City NY Housing Development Corp. Multi-Family Mortgage Revenue (Villa Avenue Apartments) VRDO	1.780%	12/7/18	LOC	5,990	5,990
New York City NY Housing Development Corp. Multi-Family Mortgage Revenue (West 26th Street Development) VRDO	1.660%	12/7/18	LOC	12,700	12,700
New York City NY Housing Development Corp. Multi-Family Rental Housing Revenue (Ocean Gate Development) VRDO	1.760%	12/7/18	LOC	7,845	7,845
New York City NY Housing Development Corp. Multi-Family Rental Housing Revenue (Rivereast Apartments) VRDO	1.760%	12/7/18	LOC	30,700	30,700
New York City NY Housing Development Corp. Multi-Family Rental Housing Revenue (Royal Charter Properties) VRDO	1.710%	12/7/18	LOC	4,700	4,700

New York Municipal Money Market Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
New York City NY Housing Development Corp. Multi-Family Rental Housing Revenue (The Balton) VRDO	1.680%	12/7/18	LOC	5,300	5,300
New York City NY Housing Development Corp. Sustainable Neighborhood Revenue VRDO	1.700%	12/7/18		33,800	33,800
New York City NY Housing Development Corp. VRDO (BX Parkview Associates LLC)	1.710%	12/7/18	LOC	5,935	5,935
New York City NY Housing Finance Agency Revenue (Parkledge Apartments) VRDO	1.740%	12/7/18	LOC	25,785	25,785
New York City NY Industrial Development Agency Civic Facility Revenue (New York Congregational Nursing Center Project) VRDO	1.740%	12/7/18	LOC	2,205	2,205
[1] New York City NY Municipal Water Finance Authority Water & Sewer System Revenue TOB VRDO	1.780%	12/3/18	LOC	7,500	7,500
[1] New York City NY Municipal Water Finance Authority Water & Sewer System Revenue TOB VRDO	1.780%	12/3/18	LOC	56,000	56,000
[1] New York City NY Municipal Water Finance Authority Water & Sewer System Revenue TOB VRDO	1.710%	12/7/18		11,375	11,375
[1] New York City NY Municipal Water Finance Authority Water & Sewer System Revenue TOB VRDO	1.720%	12/7/18		7,400	7,400
[1] New York City NY Municipal Water Finance Authority Water & Sewer System Revenue TOB VRDO	1.720%	12/7/18		6,440	6,440
[1] New York City NY Municipal Water Finance Authority Water & Sewer System Revenue TOB VRDO	1.720%	12/7/18		8,200	8,200
[1] New York City NY Municipal Water Finance Authority Water & Sewer System Revenue TOB VRDO	1.720%	12/7/18		3,000	3,000
[1] New York City NY Municipal Water Finance Authority Water & Sewer System Revenue TOB VRDO	1.720%	12/7/18		5,650	5,650
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	1.700%	12/3/18		4,070	4,070
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	1.710%	12/3/18		3,700	3,700
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	1.730%	12/3/18		8,700	8,700
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	1.690%	12/7/18		22,625	22,625
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	1.710%	12/7/18		22,385	22,385
[1] New York City NY Municipal Water Finance Authority Water & Sewer System Revenue TOB VRDO	1.710%	12/7/18		8,325	8,325

New York Municipal Money Market Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
[1] New York City NY Sales Tax Asset Receivable Corp. Revenue TOB VRDO	1.720%	12/7/18		3,335	3,335
[1] New York City NY Sales Tax Asset Receivable Corp. Revenue TOB VRDO	1.720%	12/7/18		5,250	5,250
[1] New York City NY Transitional Finance Authority Building Aid Revenue TOB VRDO	1.710%	12/7/18		7,000	7,000
[1] New York City NY Transitional Finance Authority Building Aid Revenue TOB VRDO	1.710%	12/7/18		9,375	9,375
[1] New York City NY Transitional Finance Authority Building Aid Revenue TOB VRDO	1.710%	12/7/18		2,210	2,210
[1] New York City NY Transitional Finance Authority Building Aid Revenue TOB VRDO	1.710%	12/7/18		5,915	5,915
[1] New York City NY Transitional Finance Authority Future Tax Revenue TOB VRDO	1.710%	12/7/18		13,500	13,500
[1] New York City NY Transitional Finance Authority Future Tax Revenue TOB VRDO	1.720%	12/7/18		5,000	5,000
[1] New York City NY Transitional Finance Authority Future Tax Revenue TOB VRDO	1.720%	12/7/18		2,035	2,035
[1] New York City NY Transitional Finance Authority Future Tax Revenue TOB VRDO	1.720%	12/7/18		7,500	7,500
[1] New York City NY Transitional Finance Authority Future Tax Revenue TOB VRDO	1.720%	12/7/18		2,890	2,890
[1] New York City NY Transitional Finance Authority Future Tax Revenue TOB VRDO	1.720%	12/7/18	LOC	11,800	11,800
[1] New York City NY Transitional Finance Authority Future Tax Revenue TOB VRDO	1.720%	12/7/18		6,300	6,300
New York City NY Transitional Finance Authority Future Tax Revenue VRDO	1.730%	12/3/18		1,500	1,500
New York City NY Transitional Finance Authority Future Tax Revenue VRDO	1.730%	12/3/18		9,490	9,490
New York City NY Transitional Finance Authority Future Tax Revenue VRDO	1.760%	12/3/18		24,000	24,000
New York City NY Transitional Finance Authority Future Tax Revenue VRDO	1.720%	12/7/18	LOC	4,625	4,625
New York City NY Transitional Finance Authority Future Tax Revenue VRDO	1.760%	12/7/18	LOC	3,845	3,845
[1] New York City NY Transitional Finance Authority Future Tax Secured Revenue TOB VRDO	1.720%	12/7/18		9,750	9,750
New York City NY Transitional Finance Authority Recovery Revenue VRDO	1.710%	12/7/18		2,740	2,740
New York City NY Transitional Finance Authority Revenue VRDO	1.760%	12/3/18		1,950	1,950
[3] New York City NY Trust for Cultural Resources Revenue (American Museum of Natural History) PUT	1.710%	7/9/19		17,245	17,245
New York City NY Trust for Cultural Resources Revenue (The Metropolitan Museum of Art) VRDO	1.630%	12/7/18		32,450	32,450
New York City NY Trust for Cultural Resources Revenue (The Metropolitan Museum of Art) VRDO	1.630%	12/7/18		22,340	22,340
[1] New York City NY Trust for Cultural Resources Revenue (Wildlife Conservation Society) TOB VRDO	1.720%	12/7/18		5,335	5,335

New York Municipal Money Market Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
[1] New York City Transitional Finance Authority Building Aid Revenue TOB VRDO	1.710%	12/7/18		4,000	4,000
[1] New York City Transitional Finance Authority Future Tax Secured Revenue TOB VRDO	1.710%	12/7/18		8,760	8,760
[1] New York City Transitional Finance Authority Future Tax Secured Revenue TOB VRDO	1.720%	12/7/18		6,000	6,000
New York City Transitional Finance Authority Future Tax Secured Revenue VRDO	1.700%	12/7/18	LOC	18,950	18,950
New York Housing Finance Authority VRDO (Gurnee Housing Preservation LP)	1.730%	12/7/18	LOC	6,700	6,700
[1] New York Liberty Development Corp. Revenue (7 World Trade Center Project) TOB VRDO	1.840%	12/7/18		8,000	8,000
[1] New York Liberty Development Corp. Revenue (Bank of America Tower at One Bryant Park Project) TOB VRDO	1.720%	12/7/18		29,000	29,000
New York Liberty Development Corp. Revenue (Greenwich LLC) VRDO	1.730%	12/7/18	LOC	10,000	10,000
[1] New York Liberty Development Corp. Revenue TOB VRDO	1.770%	12/7/18		16,295	16,295
[1] New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund) TOB VRDO	1.710%	12/7/18		12,800	12,800
[1] New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund) TOB VRDO	1.720%	12/7/18		3,750	3,750
[1] New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund) TOB VRDO	1.720%	12/7/18		5,350	5,350
[1] New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund) TOB VRDO	1.720%	12/7/18		7,130	7,130
[1] New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund) TOB VRDO	1.720%	12/7/18		3,330	3,330
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund) VRDO	1.680%	12/7/18	LOC	42,975	42,975
[1] New York Metropolitan Transportation Authority Revenue TOB VRDO	1.710%	12/7/18		11,000	11,000
[1] New York Metropolitan Transportation Authority Revenue TOB VRDO	1.720%	12/7/18	LOC	35,000	35,000
New York Metropolitan Transportation Authority Revenue VRDO	1.710%	12/3/18	LOC	9,890	9,890
New York Metropolitan Transportation Authority Revenue VRDO	1.720%	12/3/18	LOC	13,640	13,640
New York Metropolitan Transportation Authority Revenue VRDO	1.670%	12/7/18	LOC	9,620	9,620
New York Metropolitan Transportation Authority Revenue VRDO	1.670%	12/7/18	LOC	19,211	19,210
[1] New York NY GO TOB VRDO	1.720%	12/7/18	LOC	5,000	5,000
[1] New York NY GO TOB VRDO	1.720%	12/7/18		6,665	6,665
[1] New York NY GO TOB VRDO	1.720%	12/7/18	LOC	13,000	13,000
New York State Dormitory Authority Revenue (Blythedale Children’s Hospital) VRDO	1.700%	12/7/18	LOC	20,285	20,285

New York Municipal Money Market Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
New York State Dormitory Authority Revenue (Catholic Health System Obligated Group) VRDO	1.720%	12/7/18	LOC	1,880	1,880
New York State Dormitory Authority Revenue (Catholic Health System Obligated Group) VRDO	1.720%	12/7/18	LOC	8,770	8,770
New York State Dormitory Authority Revenue (Catholic Health System Obligated Group) VRDO	1.720%	12/7/18	LOC	3,915	3,915
New York State Dormitory Authority Revenue (Catholic Health System Obligated Group) VRDO	1.720%	12/7/18	LOC	8,500	8,500
New York State Dormitory Authority Revenue (Cornell University) CP	2.000%	5/21/19		17,000	17,000
[1] New York State Dormitory Authority Revenue (Cornell University) TOB VRDO	1.720%	12/7/18		15,000	15,000
New York State Dormitory Authority Revenue (Cornell University) VRDO	1.680%	12/7/18		14,400	14,400
New York State Dormitory Authority Revenue (Cornell University) VRDO	1.680%	12/7/18		4,720	4,720
New York State Dormitory Authority Revenue (Fordham University) VRDO	1.700%	12/7/18	LOC	6,310	6,310
[1] New York State Dormitory Authority Revenue (Memorial Sloan-Kettering Cancer Center) TOB VRDO	1.710%	12/7/18		7,860	7,860
New York State Dormitory Authority Revenue (Mental Health Services Facilities Improvement) VRDO	1.690%	12/7/18	LOC	37,680	37,680
New York State Dormitory Authority Revenue (Mental Health Services Facilities Improvement) VRDO	1.690%	12/7/18	LOC	4,715	4,715
[1,3] New York State Dormitory Authority Revenue (New York University) TOB PUT	1.820%	2/28/19		4,400	4,400
[1] New York State Dormitory Authority Revenue (Personal Income Tax) TOB VRDO	1.720%	12/7/18		6,000	6,000
[1] New York State Dormitory Authority Revenue (Personal Income Tax) TOB VRDO	1.720%	12/7/18		8,750	8,750
[1] New York State Dormitory Authority Revenue (Personal Income Tax) TOB VRDO	1.720%	12/7/18		6,250	6,250
[1] New York State Dormitory Authority Revenue Personal Income Tax) TOB VRDO	1.720%	12/7/18		7,500	7,500
[1] New York State Dormitory Authority Revenue (Personal Income Tax) TOB VRDO	1.720%	12/7/18		14,675	14,675
[1] New York State Dormitory Authority Revenue (Personal Income Tax) TOB VRDO	1.720%	12/7/18		4,000	4,000
New York State Dormitory Authority Revenue (Rockefeller University) VRDO	1.650%	12/7/18		9,400	9,400
New York State Dormitory Authority Revenue (University of Rochester) VRDO	1.760%	12/3/18	LOC	1,500	1,500
[1] New York State Dormitory Authority Revenue TOB VRDO	1.710%	12/7/18		7,500	7,500
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/19		3,500	3,532
[1] New York State Dormitory Authority Sales Tax Revenue TOB VRDO	1.710%	12/7/18		11,200	11,200

New York Municipal Money Market Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
[1] New York State Dormitory Authority Sales Tax Revenue TOB VRDO	1.710%	12/7/18		5,625	5,625
[1] New York State Dormitory Authority Sales Tax Revenue TOB VRDO	1.710%	12/7/18		7,845	7,845
[1] New York State Dormitory Authority Sales Tax Revenue TOB VRDO	1.710%	12/7/18		15,600	15,600
[1] New York State Dormitory Authority Sales Tax Revenue TOB VRDO	1.710%	12/7/18		23,000	23,000
[1] New York State Dormitory Authority Sales Tax Revenue TOB VRDO	1.710%	12/7/18		12,100	12,100
[1] New York State Dormitory Authority Sales Tax Revenue TOB VRDO	1.720%	12/7/18		17,370	17,370
[1] New York State Dormitory Authority Sales Tax Revenue TOB VRDO	1.720%	12/7/18		7,500	7,500
[1] New York State Dormitory Authority Sales Tax Revenue TOB VRDO	1.720%	12/7/18		7,500	7,500
[1] New York State Dormitory Authority Sales Tax Revenue TOB VRDO	1.720%	12/7/18		16,265	16,265
[1] New York State Dormitory Authority Sales Tax Revenue TOB VRDO	1.720%	12/7/18		3,365	3,365
[1] New York State Dormitory Authority TOB VRDO	1.710%	12/7/18		6,185	6,185
[1] New York State Dormitory Authority TOB VRDO	1.720%	12/7/18		7,000	7,000
New York State Energy Research & Development Authority Revenue (Consolidated Edison Co. of New York, Inc. Project) VRDO	1.690%	12/7/18	LOC	23,200	23,200
New York State Energy Research & Development Authority Revenue (Consolidated Edison Co. of New York, Inc. Project) VRDO	1.700%	12/7/18	LOC	14,200	14,200
New York State Energy Research & Development Authority Revenue (Consolidated Edison Co. of New York Inc. Project) VRDO	1.750%	12/7/18	LOC	45,600	45,600
New York State Environmental Facilities Corp. Solid Waste Disposal Revenue (Waste Management Inc.) VRDO	1.770%	12/7/18	LOC	3,100	3,100
New York State Housing Finance Agency Housing Revenue (10 Barclay Street) VRDO	1.690%	12/7/18	LOC	14,000	14,000
New York State Housing Finance Agency Housing Revenue (100 Maiden Lane) VRDO	1.690%	12/7/18	LOC	19,300	19,300
New York State Housing Finance Agency Housing Revenue (316 11th Avenue) VRDO	1.710%	12/7/18	LOC	10,500	10,500
New York State Housing Finance Agency Housing Revenue (600 W 42nd Street) VRDO	1.720%	12/7/18	LOC	11,000	11,000
New York State Housing Finance Agency Housing Revenue (600 W 42nd Street) VRDO	1.760%	12/7/18	LOC	15,000	15,000
New York State Housing Finance Agency Housing Revenue (Clinton Park Phase II) VRDO	1.720%	12/7/18	LOC	18,405	18,405
New York State Housing Finance Agency Housing Revenue (Dock Street) VRDO	1.690%	12/7/18	LOC	11,500	11,500

New York Municipal Money Market Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
New York State Housing Finance Agency Housing Revenue (West 17th Street) VRDO	1.690%	12/7/18	LOC	19,600	19,600
New York State Housing Finance Agency Housing Revenue (West 20th Street) VRDO	1.760%	12/7/18	LOC	3,800	3,800
New York State Housing Finance Agency Housing Revenue (West 23rd Street) VRDO	1.740%	12/7/18	LOC	54,000	54,000
[1] New York State Housing Finance Agency Housing Revenue TOB VRDO	1.760%	12/7/18		6,810	6,810
New York State Housing Finance Agency Revenue (Helena Housing) VRDO	1.760%	12/7/18	LOC	24,500	24,500
New York State Housing Finance Agency Revenue (Sea Park West LP) VRDO	1.740%	12/7/18	LOC	14,100	14,100
New York State Housing Finance Agency Revenue (Tower 31) VRDO	1.710%	12/7/18	LOC	38,000	38,000
New York State Housing Finance Agency Revenue (Tribeca Pointe LLC) VRDO	1.710%	12/7/18	LOC	5,600	5,600
New York State Local Government Assistance Corp. Revenue VRDO	1.650%	12/7/18		19,540	19,540
New York State Local Government Assistance Corp. Revenue VRDO	1.650%	12/7/18		57,930	57,930
New York State Mortgage Agency Homeowner Mortgage Revenue VRDO	1.810%	12/3/18		2,190	2,190
New York State Mortgage Agency Homeowner Mortgage Revenue VRDO	1.810%	12/3/18		21,645	21,645
New York State Mortgage Agency Homeowner Mortgage Revenue VRDO	1.810%	12/3/18		12,230	12,230
New York State Mortgage Agency Homeowner Mortgage Revenue VRDO	1.690%	12/7/18		49,200	49,200
New York State Mortgage Agency Homeowner Mortgage Revenue VRDO	1.740%	12/7/18		15,000	15,000
New York State Power Authority Revenue CP	1.730%	12/3/18		54,213	54,213
New York State Power Authority Revenue CP	1.730%	12/4/18		3,716	3,716
New York State Power Authority Revenue CP	1.740%	12/4/18		11,000	11,000
New York State Power Authority Revenue CP	1.750%	12/4/18		9,500	9,500
New York State Power Authority Revenue CP	1.770%	12/5/18		23,429	23,429
New York State Power Authority Revenue CP	1.760%	12/6/18		1,379	1,379
New York State Power Authority Revenue CP	1.780%	12/18/18		29,944	29,944
[1] New York State Power Authority Revenue TOB VRDO	1.710%	12/7/18	(13)(1)	6,835	6,835
[1] New York State Thruway Authority Revenue (Highway & Bridge Trust Fund) TOB VRDO	1.710%	12/7/18		8,470	8,470
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/19		1,400	1,413
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/19		1,225	1,236
[1] New York State Urban Development Corp. Revenue (Personal Income Tax) TOB VRDO	1.720%	12/7/18		10,300	10,300
[1] New York State Urban Development Corp. Revenue (Personal Income Tax) TOB VRDO	1.720%	12/7/18		5,850	5,850
[1] New York State Urban Development Corp. Revenue (Personal Income Tax) TOB VRDO	1.720%	12/7/18		3,750	3,750
New York State Urban Development Corp. Revenue (Service Contract)	5.500%	1/1/19	(12)	10,000	10,030

New York Municipal Money Market Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
New York State Urban Development Corp. Revenue (Service Contract) VRDO	1.650%	12/7/18	LOC	3,680	3,680
[1] New York State Urban Development Corp. Revenue TOB VRDO	1.720%	12/7/18		2,800	2,800
[1] New York State Urban Development Corp. Revenue TOB VRDO	1.720%	12/7/18		9,000	9,000
[1] New York State Urban Development Corp. Revenue TOB VRDO	1.720%	12/7/18		6,720	6,720
[1] New York State Urban Development Corp. TOB VRDO	1.710%	12/7/18		6,890	6,890
[1] New York State Urban Development Corp. TOB VRDO	1.720%	12/7/18		3,750	3,750
North Babylon NY Union Free School District TANS	3.000%	2/20/19		10,000	10,025
[1] Nuveen New York AMT-Free Quality Municipal Income Fund VRDP VRDO	1.730%	12/7/18	LOC	27,500	27,500
[1] Nuveen New York AMT-Free Quality Municipal Income Fund VRDP VRDO	1.750%	12/7/18	LOC	20,000	20,000
[1] Nuveen New York AMT-Free Quality Municipal Income Fund VRDP VRDO	1.750%	12/7/18	LOC	22,000	22,000
[1] Nuveen New York AMT-Free Quality Municipal Income Fund VRDP VRDO	1.750%	12/7/18	LOC	46,200	46,200
[1] Nuveen New York Quality Municipal Fund VRDP VRDO	1.800%	12/7/18	LOC	34,700	34,700
Nyack NY Union Free School District BANS	2.750%	6/21/19		9,485	9,537
Onondaga County NY Industrial Development Agency Civic Facility Revenue (Syracuse Home Association Project) VRDO	1.740%	12/7/18	LOC	4,315	4,315
Port Authority of New York & New Jersey Revenue CP	1.750%	12/3/18		3,800	3,800
Port Authority of New York & New Jersey Revenue CP	1.800%	12/18/18		8,545	8,545
Port Authority of New York & New Jersey Revenue CP	1.780%	1/4/19		11,750	11,750
Port Authority of New York & New Jersey Revenue CP	1.790%	1/11/19		7,410	7,410
Port Authority of New York & New Jersey Revenue CP	1.820%	1/16/19		7,110	7,110
Port Authority of New York & New Jersey Revenue CP	1.800%	1/18/19		13,775	13,775
Port Authority of New York & New Jersey Revenue CP	1.830%	2/13/19		10,825	10,825
Port Authority of New York & New Jersey Revenue CP	1.810%	2/14/19		23,150	23,150
Port Authority of New York & New Jersey Revenue CP	1.850%	2/20/19		4,115	4,115
Port Authority of New York & New Jersey Revenue CP	1.850%	2/27/19		13,670	13,670
[1] Port Authority of New York & New Jersey Revenue TOB VRDO	1.720%	12/7/18		8,500	8,500
[1] Port Authority of New York & New Jersey Revenue TOB VRDO	1.740%	12/7/18		3,900	3,900
[1] Port Authority of New York & New Jersey Revenue TOB VRDO	1.740%	12/7/18		3,100	3,100

New York Municipal Money Market Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
[1] Port Authority of New York & New Jersey Revenue TOB VRDO	1.740%	12/7/18		11,500	11,500
[1] Port Authority of New York & New Jersey Revenue TOB VRDO	1.760%	12/7/18		2,260	2,260
[1] Port Authority of New York & New Jersey Revenue TOB VRDO	1.770%	12/7/18		6,500	6,500
[1] Port Authority of New York & New Jersey TOB VRDO	1.760%	12/7/18		2,790	2,790
[1] Regional Transportation Authority NY TOB VRDO	1.700%	12/7/18		7,500	7,500
Riverhead NY Central School District TANS	3.500%	6/27/19		5,000	5,041
Rockville Centre NY Union Free School District GO	3.000%	6/25/19		12,500	12,585
Sag Harbor NY Union Free School District TANS	3.000%	6/25/19		7,000	7,039
Shenendehowa NY Central School District BANS	3.000%	6/26/19		11,200	11,279
Smithtown NY Central School District TANS	3.000%	6/28/19		50,000	50,294
South Country NY Central School District at Brookhaven TANS	3.000%	6/27/19		20,000	20,115
Southampton NY Union Free School District TANS	2.750%	6/26/19		6,000	6,028
Syracuse NY Industrial Development Agency Civic Facility Revenue (Syracuse University Project) VRDO	1.680%	12/7/18	LOC	1,050	1,050
Tompkins County NY Industrial Development Agency Civic Facility Revenue (Ithaca College) VRDO	1.700%	12/7/18	LOC	21,135	21,135
[1] Triborough Bridge & Tunnel Authority New York Revenue TOB VRDO	1.720%	12/7/18		3,750	3,750
[1] Triborough Bridge & Tunnel Authority New York Revenue TOB VRDO	1.720%	12/7/18		4,195	4,195
Triborough Bridge & Tunnel Authority New York Revenue VRDO	1.710%	12/3/18	LOC	21,000	21,000
Triborough Bridge & Tunnel Authority New York Revenue VRDO	1.720%	12/3/18	LOC	12,900	12,900
Triborough Bridge & Tunnel Authority New York Revenue VRDO	1.730%	12/3/18	LOC	16,995	16,995
[1] Triborough Bridge & Tunnel Authority New York TOB VRDO	1.710%	12/7/18		14,000	14,000
Union Endicott NY Central School District BANS	2.500%	6/28/19		5,300	5,319
[1] Utility Debt Securitization Authority New York Revenue TOB VRDO	1.710%	12/7/18		6,750	6,750
[1] Utility Debt Securitization Authority New York Revenue TOB VRDO	1.710%	12/7/18		5,250	5,250
[1] Utility Debt Securitization Authority New York Revenue TOB VRDO	1.720%	12/7/18		1,000	1,000
Wappingers NY Central School District BAN	3.250%	8/14/19		17,556	17,706
Washingtonville NY Central School District BAN	2.750%	6/26/19		10,300	10,358
West Babylon NY Union Free School District TANS	3.000%	6/21/19		7,500	7,543

New York Municipal Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
West Hempstead NY Union Free School District BANS	2.750%	6/14/19	5,000	5,021
Williamsville NY Central School District BANS	3.000%	6/12/19	6,805	6,849
Total Tax-Exempt Municipal Bonds (Cost $3,181,424)				3,181,424

Amount
($000)
Other Assets and Liabilities (1.0%)
Other Assets
Investment in Vanguard	165
Receivables for Investment Securities Sold	43,560
Receivables for Accrued Income	9,055
Receivables for Capital Shares Issued	7,984
Other Assets	4,160
Total Other Assets	64,924
Liabilities
Payables for Investment Securities Purchased	(27,069)
Payables for Capital Shares Redeemed	(4,727)
Payables for Distributions	(261)
Payables to Vanguard	(236)
Other Liabilities	(3)
Total Liabilities	(32,296)
Net Assets (100%)
Applicable to 3,213,857,015 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	3,214,052
Net Asset Value Per Share	$1.00

At November 30, 2018, net assets consisted of:

Amount
($000)
Paid-in Capital	3,214,056
Total Distributable Earnings (Loss)	(4)
Net Assets	3,214,052

•   See Note A in Notes to Financial Statements.

1  Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2018, the aggregate value of these securities was $1,066,710,000, representing 33.2% of net assets.

2  Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of November 30, 2018.

3  Adjustable-rate security based upon SIFMA Municipal Swap Index Yield plus spread.

A key to abbreviations and other references follows the Statement of Net Assets.

See accompanying Notes, which are an integral part of the Financial Statements.

New York Municipal Money Market Fund

Key to Abbreviations

ARS—Auction Rate Security.

BAN—Bond Anticipation Note.

COP—Certificate of Participation.

CP—Commercial Paper.

FR—Floating Rate.

GAN—Grant Anticipation Note.

GO—General Obligation Bond.

PILOT—Payments in Lieu of Taxes.

PUT—Put Option Obligation.

RAN—Revenue Anticipation Note.

TAN—Tax Anticipation Note.

TOB—Tender Option Bond.

TRAN—Tax Revenue Anticipation Note.

VRDO—Variable Rate Demand Obligation.

VRDP—Variable Rate Demand Preferred.

(ETM)—Escrowed to Maturity.

(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:

(1) MBIA (Municipal Bond Investors Assurance).

(2) AMBAC (Ambac Assurance Corporation).

(3) FGIC (Financial Guaranty Insurance Company).

(4) AGM (Assured Guaranty Municipal Corporation).

(5) BIGI (Bond Investors Guaranty Insurance).

(6) Connie Lee Inc.

(7) FHA (Federal Housing Authority).

(8) CapMAC (Capital Markets Assurance Corporation).

(9) American Capital Access Financial Guaranty Corporation.

(10) XL Capital Assurance Inc.

(11) CIFG (CDC IXIS Financial Guaranty).

(12) AGC (Assured Guaranty Corporation).

(13) BHAC (Berkshire Hathaway Assurance Corporation).

(14) NPFG (National Public Finance Guarantee Corporation).

(15) BAM (Build America Mutual Assurance Company).

(16) MAC (Municipal Assurance Corporation).

(17) RAA (Radian Asset Assurance Inc.).

(18) SBLF (Michigan School Bond Loan Fund).

(19) TPSF (Texas Permanent School Fund).

The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

New York Municipal Money Market Fund

Statement of Operations

Year Ended
November 30, 2018
($000)
Investment Income
Income
Interest	40,247
Total Income	40,247
Expenses
The Vanguard Group—Note B
Investment Advisory Services	731
Management and Administrative	3,188
Marketing and Distribution	611
Custodian Fees	23
Auditing Fees	29
Shareholders’ Reports and Proxy	10
Trustees’ Fees and Expenses	2
Total Expenses	4,594
Net Investment Income	35,653
Realized Net Gain (Loss) on Investment Securities Sold	(1)
Net Increase (Decrease) in Net Assets Resulting from Operations	35,652

See accompanying Notes, which are an integral part of the Financial Statements.

New York Municipal Money Market Fund

Statement of Changes in Net Assets

	Year Ended November 30,
	2018	2017
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	35,653	15,086
Realized Net Gain (Loss)	(1)	(5)
Net Increase (Decrease) in Net Assets Resulting from Operations	35,652	15,081
Distributions
Net Investment Income	(35,651)	(15,086)
Realized Capital Gain	—	—
Total Distributions	(35,651)	(15,086)
Capital Share Transactions (at $1.00 per share)
Issued	2,342,201	1,366,665
Issued in Lieu of Cash Distributions	33,556	14,477
Redeemed	(1,585,680)	(1,015,869)
Net Increase (Decrease) from Capital Share Transactions	790,077	365,273
Total Increase (Decrease)	790,078	365,268
Net Assets
Beginning of Period	2,423,974	2,058,706
End of Period	3,214,052	2,423,974

See accompanying Notes, which are an integral part of the Financial Statements.

New York Municipal Money Market Fund

Financial Highlights

For a Share Outstanding			Year Ended November 30,
Throughout Each Period	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income	.012[1]	.007[1]	.003	.0001	.0001
Net Realized and Unrealized Gain (Loss) on Investments	—	—	—	—	—
Total from Investment Operations	.012	.007	.003	.0001	.0001
Distributions
Dividends from Net Investment Income	(.012)	(.007)	(.003)	(.0001)	(.0001)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.012)	(.007)	(.003)	(.0001)	(.0001)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	1.24%	0.67%	0.26%	0.01%	0.01%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,214	$2,424	$2,059	$2,190	$2,292
Ratio of Total Expenses to Average Net Assets	0.16%	0.16%	0.13%[3]	0.06%[3]	0.07%[3]
Ratio of Net Investment Income to Average Net Assets	1.24%	0.67%	0.25%	0.01%	0.01%

1       Calculated based on average shares outstanding.

2       Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

3    The ratio of total expenses to average net assets before an expense reduction was 0.16% for 2016, 0.16% for 2015, and 0.16% for 2014. Vanguard and the board of trustees have agreed to temporarily limit certain net operating expenses in excess of the fund’s daily yield in order to maintain a zero or positive yield for the fund. The fund is not obligated to repay this amount to Vanguard.

See accompanying Notes, which are an integral part of the Financial Statements.

New York Municipal Money Market Fund

Notes to Financial Statements

Vanguard New York Municipal Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic and political developments in the state.

A.           The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Securities are valued at amortized cost, which approximates market value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (November 30, 2015–2018), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

4. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at November 30, 2018, or at any time during the period then ended.

5. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B.           In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of

New York Municipal Money Market Fund

operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At November 30, 2018, the fund had contributed to Vanguard capital in the amount of $165,000, representing 0.01% of the fund’s net assets and 0.07% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C.           Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

At November 30, 2018, 100% of the market value of the fund’s investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

D.           Permanent differences between book-basis and tax-basis components of net assets, if any, are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share.

Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the tax deferral of losses on wash sales and payables for distributions. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:

Amount
($000)
Undistributed Ordinary Income	—
Undistributed Tax-Exempt Income	264
Undistributed Long-Term Gains	—
Capital Loss Carryforwards (Non-expiring)	(7)
Net Unrealized Gains (Losses)	—

New York Municipal Money Market Fund

As of November 30, 2018, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	3,181,424
Gross Unrealized Appreciation	—
Gross Unrealized Depreciation	—
Net Unrealized Appreciation (Depreciation)	—

E.  The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended November 30, 2018, such purchases and sales were $267,980,000 and $356,658,000, respectively.

F.  Management has determined that no events or transactions occurred subsequent to November 30, 2018, that would require recognition or disclosure in these financial statements.

New York Long-Term Tax-Exempt Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: November 30, 2008, Through November 30, 2018

Initial Investment of $10,000

	Average Annual Total Returns Periods Ended November 30, 2018			Final Value of a $10,000
	One	Five	Ten
	Year	Years	Years	Investment
New York Long-Term Tax-Exempt Fund Investor Shares	0.48%	3.97%	4.86%	$16,068
Bloomberg Barclays NY Municipal Bond Index	0.86	3.37	4.74	15,893
Bloomberg Barclays Municipal Bond Index	1.13	3.52	4.88	16,101

				Final Value
	One	Five	Ten	of a $50,000
	Year	Years	Years	Investment
New York Long-Term Tax-Exempt Fund Admiral Shares	0.56%	4.06%	4.94%	$81,013
Bloomberg Barclays NY Municipal Bond Index	0.86	3.37	4.74	79,467
Bloomberg Barclays Municipal Bond Index	1.13	3.52	4.88	80,506

See Financial Highlights for dividend and capital gains information.

New York Long-Term Tax-Exempt Fund

Average Annual Total Returns: Periods Ended September 30, 2018

This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

						Ten Years
	Inception Date	One Year	Five Years	Income	Capital	Total
Investor Shares	4/7/1986	-0.22%	4.04%	3.63%	1.11%	4.74%
Admiral Shares	5/14/2001	-0.14	4.13	3.72	1.11	4.83

New York Long-Term Tax-Exempt Fund

Distribution by Stated Maturity

As of November 30, 2018

Under 1 Year	4.3%
1 - 3 Years	3.7
3 - 5 Years	0.9
5 - 10 Years	7.7
10 - 20 Years	46.1
20 - 30 Years	32.4
Over 30 Years	4.9

New York Long-Term Tax-Exempt Fund

Financial Statements

Statement of Net Assets

As of November 30, 2018

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov.

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Tax-Exempt Municipal Bonds (98.7%)
New York (98.5%)
Albany NY Capital Resource Corp. Revenue (St. Peter’s Hospital)	6.000%	11/15/20	(Prere.)	325	350
Albany NY Capital Resource Corp. Revenue (St. Peter’s Hospital)	6.125%	11/15/20	(Prere.)	150	162
Albany NY Industrial Development Agency Civic Facility Revenue (University at Albany Foundation Student Housing Corp.— Empire Commons North Project)	5.375%	5/1/19	(Prere.)	3,455	3,506
Albany NY Industrial Development Agency Civic Facility Revenue (University at Albany Foundation Student Housing Corp.— Empire Commons North Project)	5.500%	5/1/19	(Prere.)	2,550	2,589
Albany NY Industrial Development Agency Civic Facility Revenue (University at Albany Foundation Student Housing Corp.— Empire Commons South Project)	5.375%	5/1/19	(Prere.)	4,395	4,460
Albany NY Industrial Development Agency Civic Facility Revenue (University at Albany Foundation Student Housing Corp.— Empire Commons South Project)	5.500%	5/1/19	(Prere.)	1,500	1,523
Albany NY Industrial Development Agency Civic Facility Revenue (University at Albany Foundation Student Housing Corp.— Empire Commons West Project)	5.375%	5/1/19	(Prere.)	3,415	3,465
Amherst NY Development Corp. Revenue (Daemen College Project)	5.000%	10/1/43		1,000	1,047
Amherst NY Development Corp. Revenue (Daemen College Project)	5.000%	10/1/48		1,000	1,043
Amherst NY Development Corp. Student Housing Facility Revenue	5.000%	10/1/20	(Prere.)	2,500	2,638
Amherst NY Development Corp. Student Housing Facility Revenue	5.000%	10/1/20	(Prere.)	3,800	4,010
Brooklyn NY Local Development Corp. PILOT Revenue (Barclays Center Project)	6.250%	1/15/20	(Prere.)	5,475	5,743
Brooklyn NY Local Development Corp. PILOT Revenue (Barclays Center Project)	6.375%	1/15/20	(Prere.)	19,390	20,366
Brooklyn NY Local Development Corp. PILOT Revenue (Barclays Center Project)	0.000%	7/15/31		10,890	6,592

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Brooklyn NY Local Development Corp. PILOT Revenue (Barclays Center Project)	0.000%	7/15/32	1,745	1,003
Brooklyn NY Local Development Corp. PILOT Revenue (Barclays Center Project)	0.000%	7/15/33	2,160	1,182
Brooklyn NY Local Development Corp. PILOT Revenue (Barclays Center Project)	0.000%	7/15/35	1,750	840
Brooklyn NY Local Development Corp. PILOT Revenue (Barclays Center Project)	0.000%	7/15/45	960	274
Brooklyn NY Local Development Corp. PILOT Revenue (Barclays Center Project)	0.000%	7/15/46	450	122
Brooklyn NY Local Development Corp. PILOT Revenue (Brooklyn Events Center)	5.000%	7/15/24	1,800	1,993
Brooklyn NY Local Development Corp. PILOT Revenue (Brooklyn Events Center)	5.000%	7/15/25	1,655	1,849
Brooklyn NY Local Development Corp. PILOT Revenue (Brooklyn Events Center)	5.000%	7/15/26	3,000	3,356
Brooklyn NY Local Development Corp. PILOT Revenue (Brooklyn Events Center)	5.000%	7/15/27	6,575	7,340
Brooklyn NY Local Development Corp. PILOT Revenue (Brooklyn Events Center)	5.000%	7/15/28	6,275	6,963
Brooklyn NY Local Development Corp. PILOT Revenue (Brooklyn Events Center)	5.000%	7/15/30	7,990	8,783
Brooklyn NY Local Development Corp. PILOT Revenue (Brooklyn Events Center)	5.000%	7/15/42	24,760	26,266
Buffalo & Erie County NY Industrial Land Development Corp. Revenue	5.000%	11/15/24	1,395	1,517
Buffalo & Erie County NY Industrial Land Development Corp. Revenue	5.000%	7/1/25	2,015	2,272
Buffalo & Erie County NY Industrial Land Development Corp. Revenue	5.000%	11/15/25	1,590	1,739
Buffalo & Erie County NY Industrial Land Development Corp. Revenue	5.000%	11/15/37	4,515	4,717
Buffalo & Erie County NY Industrial Land Development Corp. Revenue	5.000%	7/1/40	5,270	5,564
Buffalo & Erie County NY Industrial Land Development Corp. Revenue (Catholic Health System Obligated Group)	5.000%	7/1/30	1,155	1,258
Buffalo & Erie County NY Industrial Land Development Corp. Revenue (Catholic Health System Obligated Group)	5.250%	7/1/35	1,500	1,624
Buffalo & Fort Erie NY Public Bridge Authority Revenue	5.000%	1/1/42	2,250	2,486
Buffalo & Fort Erie NY Public Bridge Authority Revenue	5.000%	1/1/47	3,000	3,301
Buffalo NY Municipal Water Finance Authority Revenue	5.000%	7/1/24	500	566
Buffalo NY Municipal Water Finance Authority Revenue	5.000%	7/1/25	510	585
Buffalo NY Municipal Water Finance Authority Revenue	5.000%	7/1/26	1,000	1,144
Buffalo NY Municipal Water Finance Authority Revenue	5.000%	7/1/28	2,010	2,278
Buffalo NY Municipal Water Finance Authority Revenue	5.000%	7/1/29	500	565

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Dobbs Ferry NY Local Development Corp. Revenue (Mercy College Project)	5.000%	7/1/39	2,715	2,937
Dobbs Ferry NY Local Development Corp. Revenue (Mercy College Project)	5.000%	7/1/44	2,510	2,700
Dutchess County NY Local Development Corp. Revenue (Culinary Institute of America Project)	5.000%	7/1/26	300	340
Dutchess County NY Local Development Corp. Revenue (Culinary Institute of America Project)	5.000%	7/1/27	700	787
Dutchess County NY Local Development Corp. Revenue (Culinary Institute of America Project)	5.000%	7/1/28	950	1,062
Dutchess County NY Local Development Corp. Revenue (Culinary Institute of America Project)	5.000%	7/1/29	250	285
Dutchess County NY Local Development Corp. Revenue (Culinary Institute of America Project)	5.000%	7/1/29	500	557
Dutchess County NY Local Development Corp. Revenue (Culinary Institute of America Project)	5.000%	7/1/30	220	250
Dutchess County NY Local Development Corp. Revenue (Culinary Institute of America Project)	5.000%	7/1/30	380	422
Dutchess County NY Local Development Corp. Revenue (Culinary Institute of America Project)	5.000%	7/1/31	575	635
Dutchess County NY Local Development Corp. Revenue (Culinary Institute of America Project)	5.000%	7/1/32	450	505
Dutchess County NY Local Development Corp. Revenue (Culinary Institute of America Project)	5.000%	7/1/32	240	264
Dutchess County NY Local Development Corp. Revenue (Culinary Institute of America Project)	5.000%	7/1/33	450	503
Dutchess County NY Local Development Corp. Revenue (Culinary Institute of America Project)	5.000%	7/1/33	200	219
Dutchess County NY Local Development Corp. Revenue (Culinary Institute of America Project)	5.000%	7/1/36	170	185
Dutchess County NY Local Development Corp. Revenue (Culinary Institute of America Project)	5.000%	7/1/41	415	446
Dutchess County NY Local Development Corp. Revenue (Culinary Institute of America Project)	5.000%	7/1/46	300	321
Dutchess County NY Local Development Corp. Revenue (Culinary Institute of America)	5.000%	7/1/25	500	563
Dutchess County NY Local Development Corp. Revenue (Health Quest Systems Inc. Project)	5.000%	7/1/28	1,505	1,710

New York Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Dutchess County NY Local Development Corp. Revenue (Health Quest Systems Inc. Project)	5.000%	7/1/28		2,000	2,272
Dutchess County NY Local Development Corp. Revenue (Health Quest Systems Inc. Project)	5.000%	7/1/29		1,595	1,803
Dutchess County NY Local Development Corp. Revenue (Health Quest Systems Inc. Project)	5.000%	7/1/34		650	708
Dutchess County NY Local Development Corp. Revenue (Health Quest Systems Inc. Project)	5.000%	7/1/44		2,000	2,144
Dutchess County NY Local Development Corp. Revenue (Marist College Project)	5.000%	7/1/45		1,240	1,365
Dutchess County NY Local Development Corp. Revenue (Vassar College Project)	5.000%	7/1/33		1,105	1,261
Dutchess County NY Local Development Corp. Revenue (Vassar College Project)	5.000%	7/1/34		1,345	1,531
Dutchess County NY Local Development Corp. Revenue (Vassar College Project)	5.000%	7/1/35		1,200	1,361
Dutchess County NY Local Development Corp. Revenue (Vassar College Project)	5.000%	7/1/37		1,000	1,127
Dutchess County NY Local Development Corp. Revenue (Vassar College Project)	5.000%	7/1/42		7,240	8,089
Dutchess County NY Local Development Corp. Revenue (Vassar College Project)	4.000%	7/1/46		5,500	5,564
Erie County NY Fiscal Stability Authority Revenue	4.000%	9/1/31		1,000	1,074
Erie County NY Fiscal Stability Authority Revenue	4.000%	9/1/33		600	639
Erie County NY Fiscal Stability Authority Revenue	5.000%	9/1/39		1,000	1,132
Erie County NY GO	5.000%	4/1/25		560	608
Haverstraw-Stony Point NY Central School District GO	5.000%	10/15/31	(4)	1,100	1,221
Haverstraw-Stony Point NY Central School District GO	5.000%	10/15/33	(4)	300	332
Haverstraw-Stony Point NY Central School District GO	5.000%	10/15/34	(4)	500	552
Haverstraw-Stony Point NY Central School District GO	5.000%	10/15/36	(4)	1,000	1,100
Hempstead NY GO	4.000%	4/1/29	(4)	6,000	6,400
Hempstead NY Local Development Corp. Revenue (Adelphi University)	5.000%	10/1/28		1,320	1,477
Hempstead NY Local Development Corp. Revenue (Adelphi University)	5.000%	9/1/43		5,000	5,390
Hempstead NY Local Development Corp. Revenue (Hofstra University)	5.000%	7/1/22		2,130	2,280
Hempstead NY Local Development Corp. Revenue (Hofstra University)	5.000%	7/1/28		1,300	1,387
Hempstead NY Local Development Corp. Revenue (Hofstra University)	5.000%	7/1/41		2,815	2,981
Hempstead NY Local Development Corp. Revenue (Molloy College)	5.000%	7/1/27		1,740	1,968
Hempstead NY Local Development Corp. Revenue (Molloy College)	5.000%	7/1/29		2,170	2,347
Hempstead NY Local Development Corp. Revenue (Molloy College)	5.000%	7/1/30		670	742

New York Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Hempstead NY Local Development Corp. Revenue (Molloy College)	5.000%	7/1/32		370	406
Hempstead NY Local Development Corp. Revenue (Molloy College)	5.000%	7/1/34		1,800	1,911
Hempstead NY Local Development Corp. Revenue (Molloy College)	5.000%	7/1/38		870	944
Hempstead NY Local Development Corp. Revenue (Molloy College)	5.000%	7/1/38		480	517
Hempstead NY Local Development Corp. Revenue (Molloy College)	5.000%	7/1/39		1,645	1,730
Hempstead NY Local Development Corp. Revenue (Molloy College)	5.000%	7/1/43		1,025	1,102
Hempstead NY Local Development Corp. Revenue (Molloy College)	5.000%	7/1/44		1,670	1,747
Hempstead NY Local Development Corp. Revenue (Molloy College)	5.000%	7/1/48		1,100	1,177
Hudson Yards Infrastructure Corp. New York Revenue	5.250%	2/15/21	(Prere.)	350	375
Hudson Yards Infrastructure Corp. New York Revenue	5.750%	2/15/21	(Prere.)	17,665	19,105
Hudson Yards Infrastructure Corp. New York Revenue	5.000%	2/15/31		5,000	5,749
Hudson Yards Infrastructure Corp. New York Revenue	5.000%	2/15/32		2,500	2,861
Hudson Yards Infrastructure Corp. New York Revenue	5.000%	2/15/33		2,000	2,276
Hudson Yards Infrastructure Corp. New York Revenue	5.000%	2/15/34		14,000	15,858
Hudson Yards Infrastructure Corp. New York Revenue	5.000%	2/15/36		5,200	5,846
Hudson Yards Infrastructure Corp. New York Revenue	5.000%	2/15/37		3,600	4,036
Hudson Yards Infrastructure Corp. New York Revenue	5.000%	2/15/38		3,000	3,354
Hudson Yards Infrastructure Corp. New York Revenue	5.000%	2/15/39		4,500	5,021
Hudson Yards Infrastructure Corp. New York Revenue	5.000%	2/15/42		17,750	19,699
Hudson Yards Infrastructure Corp. New York Revenue	4.000%	2/15/44		11,000	11,084
Hudson Yards Infrastructure Corp. New York Revenue	5.000%	2/15/45		9,500	10,493
Hudson Yards Infrastructure Corp. New York Revenue	5.250%	2/15/47		7,575	8,026
Hudson Yards Infrastructure Corp. New York Revenue	5.750%	2/15/47		10,860	11,626
Long Island NY Power Authority Electric System Revenue	5.250%	4/1/19	(ETM)	1,520	1,537
Long Island NY Power Authority Electric System Revenue	5.250%	4/1/19	(ETM)	930	941
Long Island NY Power Authority Electric System Revenue	6.250%	4/1/19	(Prere.)	2,225	2,257
Long Island NY Power Authority Electric System Revenue	0.000%	6/1/24	(4)	19,830	17,059

New York Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Long Island NY Power Authority Electric System Revenue	5.000%	9/1/25		1,500	1,634
Long Island NY Power Authority Electric System Revenue	5.000%	9/1/26		3,400	3,704
Long Island NY Power Authority Electric System Revenue	5.000%	9/1/26		1,000	1,146
Long Island NY Power Authority Electric System Revenue	5.000%	9/1/26		510	595
Long Island NY Power Authority Electric System Revenue	0.000%	6/1/27	(4)	15,905	12,218
Long Island NY Power Authority Electric System Revenue	5.000%	9/1/27		865	1,015
Long Island NY Power Authority Electric System Revenue	5.000%	9/1/28		1,010	1,146
Long Island NY Power Authority Electric System Revenue	5.000%	9/1/29		1,550	1,684
Long Island NY Power Authority Electric System Revenue	5.000%	9/1/29		1,000	1,161
Long Island NY Power Authority Electric System Revenue	5.000%	9/1/30		1,010	1,164
Long Island NY Power Authority Electric System Revenue	5.000%	9/1/33		750	853
Long Island NY Power Authority Electric System Revenue	5.000%	9/1/34		4,500	4,979
Long Island NY Power Authority Electric System Revenue	5.000%	9/1/34		1,000	1,131
Long Island NY Power Authority Electric System Revenue	5.000%	9/1/35		2,400	2,733
Long Island NY Power Authority Electric System Revenue	5.000%	9/1/35		6,000	6,622
Long Island NY Power Authority Electric System Revenue	5.000%	9/1/35		1,500	1,690
Long Island NY Power Authority Electric System Revenue	5.000%	9/1/36		2,285	2,590
Long Island NY Power Authority Electric System Revenue	5.000%	9/1/36		2,000	2,226
Long Island NY Power Authority Electric System Revenue	5.000%	9/1/37		2,150	2,431
Long Island NY Power Authority Electric System Revenue	5.000%	9/1/37		7,625	8,219
Long Island NY Power Authority Electric System Revenue	5.000%	9/1/38		2,150	2,426
Long Island NY Power Authority Electric System Revenue	5.000%	9/1/39		5,500	5,964
Long Island NY Power Authority Electric System Revenue	5.000%	9/1/41		2,500	2,752
Long Island NY Power Authority Electric System Revenue	5.000%	9/1/42		7,500	8,287
Long Island NY Power Authority Electric System Revenue	5.000%	9/1/44		17,550	18,908
Long Island NY Power Authority Electric System Revenue	5.000%	9/1/47		7,000	7,712
Madison County NY Capital Resource Corp. Revenue (Colgate University Project)	5.000%	7/1/40		1,495	1,654

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Madison County NY Capital Resource Corp. Revenue (Colgate University Project)	5.000%	7/1/43	6,000	6,613
Monroe County NY Industrial Development Corp. Mortgage Revenue (Unity Hospital Rochester Project)	5.500%	8/15/23	1,835	1,841
Monroe County NY Industrial Development Corp. Mortgage Revenue (Unity Hospital Rochester Project)	5.750%	8/15/30	3,500	3,782
Monroe County NY Industrial Development Corp. Mortgage Revenue (Unity Hospital Rochester Project)	5.750%	8/15/35	3,000	3,242
Monroe County NY Industrial Development Corp. Mortgage Revenue (Unity Hospital Rochester Project)	5.500%	8/15/40	3,700	3,953
Monroe County NY Industrial Development Corp. Revenue (Nazareth College of Rochester Project)	5.000%	10/1/32	600	664
Monroe County NY Industrial Development Corp. Revenue (Nazareth College of Rochester Project)	4.000%	10/1/47	1,300	1,257
Monroe County NY Industrial Development Corp. Revenue (Rochester General Hospital)	5.000%	12/1/27	1,550	1,775
Monroe County NY Industrial Development Corp. Revenue (Rochester General Hospital)	5.000%	12/1/29	1,000	1,134
Monroe County NY Industrial Development Corp. Revenue (Rochester General Hospital)	5.000%	12/1/34	1,100	1,221
Monroe County NY Industrial Development Corp. Revenue (Rochester General Hospital)	5.000%	12/1/35	1,055	1,167
Monroe County NY Industrial Development Corp. Revenue (Rochester General Hospital)	5.000%	12/1/36	1,100	1,213
Monroe County NY Industrial Development Corp. Revenue (Rochester General Hospital)	5.000%	12/1/37	2,600	2,775
Monroe County NY Industrial Development Corp. Revenue (Rochester General Hospital)	5.000%	12/1/42	5,635	5,974
Monroe County NY Industrial Development Corp. Revenue (Rochester General Hospital)	5.000%	12/1/46	5,000	5,387
Monroe County NY Industrial Development Corp. Revenue (St. John Fisher College Project)	5.500%	6/1/39	1,500	1,687
Monroe County NY Industrial Development Corp. Revenue (St. John Fisher College Project)	5.000%	6/1/44	2,500	2,696
Monroe County NY Industrial Development Corp. Revenue (University of Rochester Project)	5.000%	7/1/31	2,000	2,315
Monroe County NY Industrial Development Corp. Revenue (University of Rochester Project)	4.000%	7/1/32	1,780	1,868
Monroe County NY Industrial Development Corp. Revenue (University of Rochester Project)	4.000%	7/1/32	1,270	1,333
Monroe County NY Industrial Development Corp. Revenue (University of Rochester Project)	5.000%	7/1/32	1,300	1,500

New York Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Monroe County NY Industrial Development Corp. Revenue (University of Rochester Project)	4.000%	7/1/33		1,650	1,723
Monroe County NY Industrial Development Corp. Revenue (University of Rochester Project)	4.000%	7/1/36		1,000	1,027
Monroe County NY Industrial Development Corp. Revenue (University of Rochester Project)	4.000%	7/1/36		900	924
Monroe County NY Industrial Development Corp. Revenue (University of Rochester Project)	5.000%	7/1/36		1,000	1,134
Monroe County NY Industrial Development Corp. Revenue (University of Rochester Project)	4.000%	7/1/43		5,000	5,043
Monroe County NY Industrial Development Corp. Revenue (University of Rochester)	5.000%	7/1/23	(Prere.)	4,880	5,506
Monroe County NY Industrial Development Corp. Revenue (University of Rochester)	5.000%	7/1/29		1,250	1,423
Monroe County NY Industrial Development Corp. Revenue (University of Rochester)	5.000%	7/1/31		1,000	1,131
Monroe County NY Industrial Development Corp. Revenue (University of Rochester)	5.000%	7/1/32		1,640	1,847
Monroe County NY Industrial Development Corp. Revenue (University of Rochester)	5.000%	7/1/33		1,400	1,570
Monroe County NY Industrial Development Corp. Revenue (University of Rochester)	5.000%	7/1/37		1,000	1,112
Monroe County NY Industrial Development Corp. Revenue (University of Rochester)	4.000%	7/1/39		1,500	1,518
Monroe County NY Industrial Development Corp. Revenue (University of Rochester)	5.000%	7/1/45		4,030	4,437
Nassau County NY GO	5.000%	4/1/34		5,740	6,277
Nassau County NY GO	5.000%	4/1/35		1,500	1,638
Nassau County NY Interim Finance Authority Sales Tax Revenue VRDO	1.720%	12/7/18		2,500	2,500
Nassau County NY Local Economic Assistance & Financing Corp. Revenue (South Nassau Communities Hospital)	5.000%	7/1/22		2,225	2,416
Nassau County NY Local Economic Assistance & Financing Corp. Revenue (South Nassau Communities Hospital)	5.000%	7/1/27		7,765	8,361
Nassau County NY Local Economic Assistance & Financing Corp. Revenue (South Nassau Communities Hospital)	5.000%	7/1/31		2,000	2,140
Nassau County NY Local Economic Assistance & Financing Corp. Revenue (South Nassau Communities Hospital)	5.000%	7/1/37		1,000	1,061
Nassau County NY Local Economic Assistance & Financing Corp. Revenue (Winthrop University Hospital Association Project)	5.000%	7/1/27		4,000	4,278
Nassau County NY Local Economic Assistance & Financing Corp. Revenue (Winthrop University Hospital Association Project)	5.000%	7/1/32		1,535	1,624

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Nassau County NY Local Economic Assistance & Financing Corp. Revenue (Winthrop University Hospital Association Project)	5.000%	7/1/37	8,245	8,647
Nassau County NY Local Economic Assistance & Financing Corp. Revenue (Winthrop University Hospital Association Project)	5.000%	7/1/42	3,025	3,152
Nassau County NY Local Economic Assistance Corp. Revenue (Catholic Health Services of Long Island Obligated Group Project)	5.000%	7/1/23	700	772
Nassau County NY Local Economic Assistance Corp. Revenue (Catholic Health Services of Long Island Obligated Group Project)	5.000%	7/1/24	500	559
Nassau County NY Local Economic Assistance Corp. Revenue (Catholic Health Services of Long Island Obligated Group Project)	5.000%	7/1/25	1,400	1,562
Nassau County NY Local Economic Assistance Corp. Revenue (Catholic Health Services of Long Island Obligated Group Project)	5.000%	7/1/28	1,500	1,643
Nassau County NY Local Economic Assistance Corp. Revenue (Catholic Health Services of Long Island Obligated Group Project)	5.000%	7/1/28	1,690	1,851
Nassau County NY Local Economic Assistance Corp. Revenue (Catholic Health Services of Long Island Obligated Group Project)	5.000%	7/1/29	1,565	1,703
Nassau County NY Local Economic Assistance Corp. Revenue (Catholic Health Services of Long Island Obligated Group Project)	5.000%	7/1/30	1,750	1,893
Nassau County NY Local Economic Assistance Corp. Revenue (Catholic Health Services of Long Island Obligated Group Project)	5.000%	7/1/31	1,000	1,077
Nassau County NY Local Economic Assistance Corp. Revenue (Catholic Health Services of Long Island Obligated Group Project)	5.000%	7/1/34	2,170	2,314
New Rochelle NY Corporate Local Development Revenue (Iona College Project)	5.000%	7/1/22	270	289
New Rochelle NY Corporate Local Development Revenue (Iona College Project)	5.000%	7/1/25	325	360
New Rochelle NY Corporate Local Development Revenue (Iona College Project)	5.000%	7/1/26	335	370
New Rochelle NY Corporate Local Development Revenue (Iona College Project)	5.000%	7/1/27	425	469
New Rochelle NY Corporate Local Development Revenue (Iona College Project)	5.000%	7/1/28	375	412
New Rochelle NY Corporate Local Development Revenue (Iona College Project)	5.000%	7/1/33	1,135	1,227
New Rochelle NY Corporate Local Development Revenue (Iona College Project)	5.000%	7/1/35	1,000	1,076
New Rochelle NY Corporate Local Development Revenue (Iona College Project)	5.000%	7/1/40	1,250	1,331
New Rochelle NY Corporate Local Development Revenue (Iona College Project)	5.000%	7/1/45	2,030	2,155
New York City NY Build NYC Resource Corp. Revenue (Ethical Culture Fieldston Project)	5.000%	6/1/24	750	847

New York Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
New York City NY Build NYC Resource Corp. Revenue (Methodist Hospital Project)	5.000%	7/1/23		1,400	1,552
New York City NY Build NYC Resource Corp. Revenue (Methodist Hospital Project)	5.000%	7/1/25		1,325	1,482
New York City NY Build NYC Resource Corp. Revenue (Methodist Hospital Project)	5.000%	7/1/27		1,000	1,105
New York City NY Build NYC Resource Corp. Revenue (New York Law School Project)	5.000%	7/1/20		1,775	1,835
New York City NY Build NYC Resource Corp. Revenue (New York Law School Project)	5.000%	7/1/21		1,875	1,971
New York City NY Build NYC Resource Corp. Revenue (New York Law School Project)	5.000%	7/1/22		3,010	3,204
New York City NY Build NYC Resource Corp. Revenue (New York Law School Project)	5.000%	7/1/29		1,890	2,010
New York City NY Build NYC Resource Corp. Revenue (New York Law School Project)	5.000%	7/1/36		5,000	5,205
New York City NY Build NYC Resource Corp. Revenue (New York Law School Project)	5.000%	7/1/41		1,875	1,935
New York City NY Build NYC Resource Corp. Revenue (Queens College)	5.000%	6/1/27		200	224
New York City NY Build NYC Resource Corp. Revenue (Queens College)	5.000%	6/1/28		270	301
New York City NY Build NYC Resource Corp. Revenue (Queens College)	5.000%	6/1/29		225	250
New York City NY Build NYC Resource Corp. Revenue (Queens College)	5.000%	6/1/30		310	344
New York City NY Build NYC Resource Corp. Revenue (Queens College)	5.000%	6/1/32		660	731
New York City NY Build NYC Resource Corp. Revenue (Queens College)	5.000%	6/1/33		660	730
New York City NY Build NYC Resource Corp. Revenue (Queens College)	5.000%	6/1/34		580	640
New York City NY Build NYC Resource Corp. Revenue (Queens College)	5.000%	6/1/38		1,000	1,099
New York City NY Build NYC Resource Corp. Revenue (YMCA of Greater New York)	5.000%	8/1/29		1,000	1,112
New York City NY Build NYC Resource Corp. Revenue (YMCA of Greater New York)	4.000%	8/1/36		1,120	1,130
New York City NY GO	5.625%	4/1/19	(Prere.)	2,890	2,927
New York City NY GO	5.000%	8/1/26		3,070	3,568
New York City NY GO	5.000%	8/1/27		4,560	5,163
New York City NY GO	5.000%	8/1/28		3,000	3,422
New York City NY GO	5.000%	8/1/28		4,000	4,523
New York City NY GO	5.000%	8/1/28		2,275	2,697
New York City NY GO	5.000%	8/1/28		3,710	3,993
New York City NY GO	5.000%	8/1/29		5,010	5,632
New York City NY GO	5.000%	8/1/29		5,185	6,092
New York City NY GO	5.000%	8/1/29		8,515	9,758
New York City NY GO	5.000%	8/1/29		5,000	5,776
New York City NY GO	5.000%	8/1/30		3,000	3,383
New York City NY GO	5.000%	8/1/30		6,220	6,885
New York City NY GO	5.000%	8/1/30		4,720	5,417
New York City NY GO	5.000%	8/1/30		4,000	4,668
New York City NY GO	5.000%	8/1/30		2,335	2,601

New York Long-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	New York City NY GO	5.000%	8/1/30		5,025	5,767
	New York City NY GO	5.000%	3/1/31		6,000	6,577
	New York City NY GO	4.000%	8/1/31		2,775	2,928
	New York City NY GO	5.000%	8/1/31		5,815	6,705
	New York City NY GO	5.000%	8/1/31		1,440	1,672
	New York City NY GO	5.000%	8/1/31		3,000	3,198
	New York City NY GO	5.000%	8/1/31		1,500	1,626
	New York City NY GO	5.000%	8/1/31		2,000	2,244
	New York City NY GO	5.000%	8/1/31		5,000	5,667
	New York City NY GO	5.000%	12/1/31		1,770	2,029
	New York City NY GO	5.000%	3/1/32		5,000	5,475
	New York City NY GO	4.000%	8/1/32		1,935	2,033
	New York City NY GO	5.000%	8/1/32		4,000	4,451
	New York City NY GO	5.000%	8/1/32		3,735	4,316
	New York City NY GO	5.000%	8/1/32		2,985	3,178
	New York City NY GO	5.000%	3/1/33		7,500	8,202
	New York City NY GO	5.000%	8/1/33		1,010	1,113
	New York City NY GO	5.000%	8/1/33		2,875	3,231
	New York City NY GO	5.000%	10/1/33		6,500	7,057
	New York City NY GO	4.000%	8/1/34		3,000	3,131
	New York City NY GO	5.000%	10/1/34		2,000	2,169
1	New York City NY GO	5.000%	12/1/34		5,000	5,771
	New York City NY GO	5.000%	8/1/35		3,500	3,721
	New York City NY GO	5.000%	10/1/35		1,945	2,211
	New York City NY GO	5.000%	12/1/35		2,500	2,821
	New York City NY GO	5.000%	6/1/36		910	1,007
	New York City NY GO	4.000%	8/1/36		2,500	2,571
	New York City NY GO	5.000%	10/1/36		5,000	5,662
	New York City NY GO	5.000%	10/1/36		3,000	3,192
	New York City NY GO	5.000%	3/1/37		6,790	7,389
	New York City NY GO	5.000%	3/1/37		7,500	8,476
	New York City NY GO	5.000%	8/1/37		4,000	4,465
	New York City NY GO	5.000%	3/1/38		7,500	8,451
	New York City NY GO	5.000%	8/1/38		10,000	11,135
	New York City NY GO	5.000%	10/1/38		6,500	7,324
	New York City NY GO	5.000%	10/1/39		6,140	6,893
	New York City NY GO	4.000%	10/1/41		6,000	6,053
	New York City NY GO	5.000%	12/1/41		8,000	8,877
	New York City NY GO	4.000%	3/1/42		7,000	7,054
	New York City NY GO	5.000%	4/1/43		5,000	5,588
	New York City NY GO	4.000%	12/1/43		1,835	1,853
	New York City NY GO	5.000%	3/1/44		5,000	5,575
	New York City NY GO	5.000%	4/1/45		5,000	5,579
	New York City NY GO VRDO	1.730%	12/3/18	LOC	1,000	1,000
	New York City NY GO VRDO	1.730%	12/3/18		1,012	1,012
	New York City NY GO VRDO	1.730%	12/3/18		5,800	5,800
	New York City NY GO VRDO	1.740%	12/3/18	LOC	1,600	1,600
	New York City NY GO VRDO	1.750%	12/3/18	LOC	2,600	2,600
	New York City NY GO VRDO	1.690%	12/7/18	LOC	3,155	3,155
	New York City NY Housing Development Corp. Capital Fund Grant Program Revenue (New York City Housing Authority Program)	5.000%	7/1/23		1,000	1,113
	New York City NY Housing Development Corp. Multi-Family Housing Revenue	5.250%	7/1/28		2,700	2,969

New York Long-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	New York City NY Housing Development Corp. Multi-Family Housing Revenue	5.250%	7/1/29		3,035	3,333
	New York City NY Housing Development Corp. Multi-Family Housing Revenue	4.750%	11/1/29		5,220	5,263
	New York City NY Housing Development Corp. Multi-Family Housing Revenue	4.750%	11/1/29		2,520	2,541
	New York City NY Housing Development Corp. Multi-Family Housing Revenue	5.250%	7/1/30		2,605	2,853
	New York City NY Housing Development Corp. Multi-Family Housing Revenue	3.700%	11/1/30		3,000	3,050
	New York City NY Housing Development Corp. Multi-Family Housing Revenue	3.700%	11/15/34		5,000	5,097
	New York City NY Housing Development Corp. Multi-Family Housing Revenue	3.550%	11/1/35		3,000	2,959
	New York City NY Housing Development Corp. Multi-Family Housing Revenue	5.550%	11/1/39		3,500	3,530
	New York City NY Housing Development Corp. Multi-Family Housing Revenue	3.750%	11/1/40		3,000	2,947
	New York City NY Housing Development Corp. Multi-Family Housing Revenue	5.000%	11/1/42		2,600	2,690
1	New York City NY Housing Development Corp. Multi-Family Housing Revenue	4.250%	11/1/43		7,000	7,118
	New York City NY Housing Development Corp. Multi-Family Housing Revenue	5.700%	11/1/46		7,155	7,218
	New York City NY Housing Development Corp. Multi-Family Housing Revenue	4.000%	11/1/53		15,000	14,916
	New York City NY Housing Development Corp. Multi-Family Housing Revenue (Sustainable Neighborhood)	3.900%	11/1/48		4,000	3,944
	New York City NY Housing Development Corp. Multi-Family Housing Revenue PUT	2.950%	2/1/26		7,000	6,973
	New York City NY Housing Development Corp. Multi-Family Housing Revenue PUT	2.950%	2/1/26		5,000	4,981
	New York City NY Housing Development Corp. Multi-Family Mortgage Revenue (8 Spruce Street)	3.500%	2/15/48		5,000	4,963
	New York City NY Housing Development Corp. Multi-Family Rental Housing Revenue (Royal Charter Properties) VRDO	1.710%	12/7/18	LOC	6,305	6,305
	New York City NY Industrial Development Agency Civic Facility Revenue (United Jewish Appeal-Federation of Jewish Philanthropies of New York, Inc.)	5.000%	7/1/34		4,865	5,230
	New York City NY Industrial Development Agency PILOT Revenue (Queens Baseball Stadium Project)	6.125%	1/1/29	(12)	1,750	1,756
	New York City NY Industrial Development Agency PILOT Revenue (Queens Baseball Stadium Project)	6.375%	1/1/39	(12)	4,000	4,013
	New York City NY Industrial Development Agency PILOT Revenue (Yankee Stadium Project)	0.000%	3/1/34	(12)	5,285	2,955

New York Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
New York City NY Industrial Development Agency PILOT Revenue (Yankee Stadium Project)	0.000%	3/1/35	(12)	4,305	2,288
New York City NY Industrial Development Agency PILOT Revenue (Yankee Stadium Project)	7.000%	3/1/49	(12)	14,550	14,758
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	0.000%	6/15/21		4,490	4,255
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/21	(Prere.)	15,385	16,530
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/21	(Prere.)	10,010	10,755
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/28		10,045	11,536
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/32		3,000	3,400
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/32		7,385	7,854
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/34		6,125	6,684
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/34		3,000	3,378
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/35		10,000	10,899
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/35		3,000	3,368
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/36		7,500	8,483
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/36		3,000	3,356
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/36		5,035	5,561
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	4.000%	6/15/37		11,150	11,311
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/37		4,965	5,513
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/37		2,500	2,776
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/37		10,000	11,287
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/38		10,000	11,243
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	4.000%	6/15/39		5,025	5,076
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/39		6,915	7,639
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/39		7,500	8,285
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/40		10,000	11,310
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/44		8,470	9,036
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/45		5,000	5,416

New York Long-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/46		14,405	15,798
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/46		24,465	26,330
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/46		15,000	16,647
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	4.000%	6/15/47		1,150	1,152
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/47		10,500	11,625
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/47		7,455	8,067
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/48		4,805	5,344
2	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue TOB VRDO	1.780%	12/3/18	LOC	1,700	1,700
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	1.710%	12/3/18		5,700	5,700
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	1.720%	12/3/18		10,900	10,900
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	1.730%	12/3/18		2,000	2,000
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	1.760%	12/3/18		6,210	6,210
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	1.690%	12/10/18		8,000	8,000
	New York City NY Sales Tax Asset Receivable Corp. Revenue	5.000%	10/15/29		16,000	18,141
	New York City NY Sales Tax Asset Receivable Corp. Revenue	5.000%	10/15/30		2,775	3,138
	New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/26		1,970	2,250
	New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/28		2,805	3,059
	New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/29		5,000	5,447
	New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/31		2,800	3,259
	New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/31		1,585	1,687
	New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/31		4,295	4,668
	New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/32		1,910	2,215
	New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/32		3,750	4,348
	New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/32		4,000	4,253

New York Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/33		5,000	5,771
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/33		5,000	5,549
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/33		8,205	8,901
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/34		3,000	3,446
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/35		2,725	3,087
New York City NY Transitional Finance Authority Building Aid Revenue	4.000%	7/15/36		3,520	3,608
New York City NY Transitional Finance Authority Building Aid Revenue	4.000%	7/15/36		3,100	3,170
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/36		5,000	5,695
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/36		5,000	5,508
New York City NY Transitional Finance Authority Building Aid Revenue	4.000%	7/15/37		5,050	5,159
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/37		13,885	15,012
New York City NY Transitional Finance Authority Building Aid Revenue	5.250%	7/15/37		3,250	3,479
New York City NY Transitional Finance Authority Building Aid Revenue	4.000%	7/15/38		14,190	14,439
New York City NY Transitional Finance Authority Building Aid Revenue	4.000%	7/15/38		5,000	5,088
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/38		3,000	3,391
New York City NY Transitional Finance Authority Building Aid Revenue	4.000%	7/15/39		3,000	3,041
New York City NY Transitional Finance Authority Building Aid Revenue	4.000%	7/15/40		5,000	5,040
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/40		2,000	2,199
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/40		5,200	5,488
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/40		9,410	10,278
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/41		2,000	2,197
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/43		1,410	1,537
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/43		3,000	3,365
New York City NY Transitional Finance Authority Building Aid Revenue	4.000%	7/15/46		3,000	3,021
New York City NY Transitional Finance Authority Building Aid Revenue	3.500%	7/15/47		8,510	7,857
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/19	(Prere.)	15	15
New York City NY Transitional Finance Authority Future Tax Revenue	5.500%	11/1/20	(Prere.)	1,305	1,390

New York Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
New York City NY Transitional Finance Authority Future Tax Revenue	5.250%	2/1/21	(Prere.)	185	197
New York City NY Transitional Finance Authority Future Tax Revenue	5.250%	2/1/21	(Prere.)	1,225	1,308
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/27		2,530	2,893
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/29		5,050	5,764
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/30		4,825	5,395
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/31		2,500	2,806
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/32		7,300	7,962
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/32		5,370	6,075
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/32		12,000	13,762
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/33		10,275	11,546
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/33		9,500	10,715
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/34		2,195	2,382
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/34		5,035	5,489
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/34		10,000	11,110
New York City NY Transitional Finance Authority Future Tax Revenue	4.000%	11/1/34		3,880	4,037
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/35		5,500	6,201
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/35		7,500	7,891
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/35		10,000	10,673
New York City NY Transitional Finance Authority Future Tax Revenue	4.000%	8/1/35		3,600	3,720
New York City NY Transitional Finance Authority Future Tax Revenue	4.000%	2/1/36		4,000	4,108
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/36		5,000	5,619
New York City NY Transitional Finance Authority Future Tax Revenue	4.000%	8/1/36		5,000	5,136
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/36		11,600	12,837
New York City NY Transitional Finance Authority Future Tax Revenue	4.000%	5/1/37		10,000	10,229
New York City NY Transitional Finance Authority Future Tax Revenue	4.000%	8/1/37		5,000	5,117
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/37		5,000	5,555
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/38		10,000	11,127

New York Long-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)

	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/39	5,000	5,521
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/41	15,000	16,480
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/42	3,505	3,723
	New York City NY Transitional Finance Authority Future Tax Revenue	4.000%	8/1/42	1,845	1,865
	New York City NY Transitional Finance Authority Future Tax Revenue	4.000%	8/1/42	5,000	5,055
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/42	2,500	2,727
	New York City NY Transitional Finance Authority Future Tax Revenue	4.000%	5/1/43	1,000	1,009
	New York City NY Transitional Finance Authority Future Tax Revenue	4.000%	5/1/44	9,000	9,070
2	New York City NY Transitional Finance Authority Future Tax Revenue TOB VRDO	1.700%	12/7/18	6,335	6,335
	New York City NY Transitional Finance Authority Future Tax Revenue VRDO	1.760%	12/3/18	4,400	4,400
	New York City NY Transitional Finance Authority Revenue	4.000%	8/1/ 38	4,500	4,594
	New York City NY Transitional Finance Authority Revenue VRDO	1.760%	12/3/18	3,000	3,000
	New York City NY Trust for Cultural Resources Revenue (Whitney Museum of American Art)	5.000%	7/1/ 31	7,000	7,372
	New York City NY Trust for Cultural Resources Revenue (Wildlife Conservation Society)	5.000%	8/1/33	4,000	4,402
	New York City Transitional Finance Authority Building Aid Revenue	5.000%	7/15/37	8,000	9,077
	New York Convention Center Development Corp. Revenue	0.000%	11/15/32	2,000	1,167
	New York Convention Center Development Corp. Revenue	0.000%	11/15/33	2,000	1,108
	New York Convention Center Development Corp. Revenue	5.000%	11/15/33	3,000	3,374
	New York Convention Center Development Corp. Revenue	0.000%	11/15/34	3,000	1,575
	New York Convention Center Development Corp. Revenue	0.000%	11/15/36	6,000	2,836
	New York Convention Center Development Corp. Revenue	0.000%	11/15/37	2,340	1,051
	New York Convention Center Development Corp. Revenue	0.000%	11/15/38	3,500	1,489
	New York Convention Center Development Corp. Revenue	0.000%	11/15/39	4,000	1,614
	New York Convention Center Development Corp. Revenue	5.000%	11/15/40	12,915	14,285
	New York Convention Center Development Corp. Revenue	0.000%	11/15/41	13,570	4,932
	New York Convention Center Development Corp. Revenue	5.000%	11/15/45	4,000	4,411
2	New York Counties Tobacco Trust Revenue	6.250%	6/1/41	10,000	10,244
	New York Counties Tobacco Trust Revenue	5.000%	6/1/51	3,000	3,024

New York Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)

New York Liberty Development Corp. Revenue	5.000%	11/15/31		10,845	11,563
New York Liberty Development Corp. Revenue	5.000%	12/15/41		14,750	15,762
New York Liberty Development Corp. Revenue	5.000%	9/15/43		14,360	15,306
New York Liberty Development Corp. Revenue	5.250%	12/15/43		6,750	7,301
New York Liberty Development Corp. Revenue	5.125%	1/15/44		24,000	24,693
New York Liberty Development Corp. Revenue	5.000%	11/15/44		20,000	21,184
New York Liberty Development Corp. Revenue	5.125%	11/15/44		4,200	4,478
New York Liberty Development Corp. Revenue	5.625%	7/15/47		6,055	6,268
New York Liberty Development Corp. Revenue	6.375%	7/15/49		18,225	18,916
New York Liberty Development Corp. Revenue	5.750%	11/15/51		25,000	27,302
New York Liberty Development Corp. Revenue (7 World Trade Center Project)	5.000%	9/15/31		5,000	5,417
New York Liberty Development Corp. Revenue (7 World Trade Center Project)	5.000%	9/15/32		5,000	5,412
New York Liberty Development Corp. Revenue (7 World Trade Center Project)	5.000%	9/15/40		4,680	5,035
New York Liberty Development Corp. Revenue (7 World Trade Center Project)	5.000%	3/15/44		5,965	6,337
New York Liberty Development Corp. Revenue (Goldman Sachs Headquarters)	5.250%	10/1/35		58,965	70,911
New York Liberty Development Corp. Revenue (Goldman Sachs Headquarters)	5.500%	10/1/37		9,565	11,959
New York Metropolitan Transportation Authority Revenue	5.250%	11/15/20	(Prere.)	1,000	1,064
New York Metropolitan Transportation Authority Revenue	5.250%	11/15/20	(Prere.)	1,000	1,064
New York Metropolitan Transportation Authority Revenue	5.250%	11/15/20	(Prere.)	1,150	1,224
New York Metropolitan Transportation Authority Revenue	5.250%	11/15/20	(Prere.)	10,000	10,643
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/21	(Prere.)	765	831
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/21	(Prere.)	1,235	1,342
New York Metropolitan Transportation Authority Revenue	5.250%	11/15/21	(Prere.)	1,000	1,094
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/22	(Prere.)	1,925	2,142
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/22	(Prere.)	1,160	1,290
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/22	(Prere.)	3,325	3,699
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/22	(Prere.)	3,070	3,415
New York Metropolitan Transportation Authority Revenue	5.000%	5/15/23	(Prere.)	2,050	2,309
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/26		10,085	10,964
New York Metropolitan Transportation Authority Revenue	0.000%	11/15/27		2,240	1,674
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/28		6,385	7,219
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/28		4,250	4,805

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)

New York Metropolitan Transportation Authority Revenue	5.000%	11/15/28	4,020	4,681
New York Metropolitan Transportation Authority Revenue	0.000%	11/15/29	6,510	4,457
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/29	3,000	3,372
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/29	5,000	5,619
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/30	3,000	3,378
New York Metropolitan Transportation Authority Revenue	5.250%	11/15/30	6,540	7,435
New York Metropolitan Transportation Authority Revenue	4.000%	11/15/31	7,500	7,849
New York Metropolitan Transportation Authority Revenue	4.000%	11/15/32	3,000	3,112
New York Metropolitan Transportation Authority Revenue	4.000%	11/15/32	7,500	7,818
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/32	1,500	1,610
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/32	5,000	5,521
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/33	1, 575	1,690
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/35	3,000	3,299
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/35	3,250	3,573
New York Metropolitan Transportation Authority Revenue	4.000%	11/15/36	1, 045	1,063
New York Metropolitan Transportation Authority Revenue	4.000%	11/15/37	3,000	3,040
New York Metropolitan Transportation Authority Revenue	5.250%	11/15/37	5,000	5,532
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/38	10,020	10,672
New York Metropolitan Transportation Authority Revenue	5.250%	11/15/39	5,000	5,453
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/41	5,515	5,899
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/42	5,010	5,330
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/42	930	994
New York Metropolitan Transportation Authority Revenue	4.000%	11/15/46	5,000	5,004
New York Metropolitan Transportation Authority Revenue	5.250%	11/15/55	2,045	2,224
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/56	7,700	8,290
New York Metropolitan Transportation Authority Revenue	5.250%	11/15/56	6,500	7,081
New York Metropolitan Transportation Authority Revenue	5.250%	11/15/56	5,000	5,422

New York Long-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)

	New York Metropolitan Transportation Authority Revenue	5.250%	11/15/57		4,000	4,370
	New York Metropolitan Transportation Authority Revenue (Dedicated Petroleum Tax)	5.250%	11/15/19	(Prere.)	5,000	5,163
	New York Metropolitan Transportation Authority Revenue (Dedicated Petroleum Tax)	5.250%	11/15/19	(Prere.)	4,000	4,130
	New York Metropolitan Transportation Authority Revenue (Dedicated Petroleum Tax)	5.250%	11/15/19	(Prere.)	4,000	4,130
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/21	(Prere.)	5,000	5,435
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/21	(Prere.)	745	810
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/21	(Prere.)	1,595	1,734
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/26		1,585	1,705
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/27		3,405	3,661
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/29		6,975	7,629
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.250%	11/15/30		2,585	3,029
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/31		11,000	12,014
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.250%	11/15/31		2,655	3,097
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.250%	11/15/32		2,500	2,907
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	4.000%	11/15/33		10,000	10,570
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/34		1,700	1,920
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/35		12,020	13,545
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/36		8,000	8,973
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/46		5,000	5,531
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/47		5,000	5,576
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/47		13,000	14,425
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.250%	11/15/57		5,865	6,643
	New York Metropolitan Transportation Authority Revenue (Hudson Yards Development)	5.000%	11/15/51		21,375	22,522
	New York Metropolitan Transportation Authority Revenue (Hudson Yards Development)	5.000%	11/15/56		22,000	23,272
2	New York Metropolitan Transportation Authority Revenue TOB VRDO	1.770%	12/7/18		11,605	11,605
2	New York Metropolitan Transportation Authority Revenue TOB VRDO	1.940%	12/7/18		7,500	7,500

New York Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)

New York NY GO	5.000%	8/1/27		5,140	6,082
New York NY GO	5.000%	8/1/28		4,530	5,329
New York NY GO	5.000%	3/1/39		5,315	5,975
New York NY GO	3.500%	4/1/46		3,000	2,775
New York State Dormitory Authority Lease Revenue (State University Dormitory Facilities)	5.000%	7/1/21	(Prere.)	1,000	1,076
New York State Dormitory Authority Lease Revenue (State University Dormitory Facilities)	5.000%	7/1/32		1,530	1,729
New York State Dormitory Authority Lease Revenue (State University Dormitory Facilities)	5.000%	7/1/35		1,000	1,064
New York State Dormitory Authority Lease Revenue (State University Dormitory Facilities)	5.000%	7/1/41		11,000	11,679
New York State Dormitory Authority Lease Revenue (State University Dormitory Facilities)	5.000%	7/1/42		13,500	14,499
New York State Dormitory Authority Revenue	5.000%	10/1/27		2,700	3,139
New York State Dormitory Authority Revenue	5.000%	10/1/28		3,060	3,537
New York State Dormitory Authority Revenue	5.000%	1/15/29		3,125	3,669
New York State Dormitory Authority Revenue	5.000%	10/1/29		3,000	3,461
New York State Dormitory Authority Revenue	5.000%	10/1/29		2,250	2,589
New York State Dormitory Authority Revenue	5.000%	1/15/30		1,525	1,776
New York State Dormitory Authority Revenue	5.000%	10/1/30	(4)	9,570	11,084
New York State Dormitory Authority Revenue	5.000%	10/1/30		2,000	2,295
New York State Dormitory Authority Revenue	5.000%	1/15/31		5,000	5,801
New York State Dormitory Authority Revenue	5.000%	7/1/31		1,400	1,642
New York State Dormitory Authority Revenue	5.000%	10/1/31		2,000	2,288
New York State Dormitory Authority Revenue	5.000%	7/1/32		1,000	1,168
New York State Dormitory Authority Revenue	5.000%	7/1/33		1,210	1,406
New York State Dormitory Authority Revenue	5.000%	3/15/35		5,000	5,722
New York State Dormitory Authority Revenue	4.000%	7/1/35		1,355	1,413
New York State Dormitory Authority Revenue	5.000%	3/15/39		5,000	5,653
New York State Dormitory Authority Revenue	4.000%	3/15/47		5,000	5,050
New York State Dormitory Authority Revenue	4.000%	3/15/48		5,000	5,046
New York State Dormitory Authority Revenue (Barnard College)	5.000%	7/1/26		750	862
New York State Dormitory Authority Revenue (Barnard College)	4.000%	7/1/31		1,100	1,147
New York State Dormitory Authority Revenue (Barnard College)	4.000%	7/1/32		1,340	1,393
New York State Dormitory Authority Revenue (Barnard College)	5.000%	7/1/43		1,185	1,309
New York State Dormitory Authority Revenue (Brooklyn Law School)	5.000%	7/1/26		1,630	1,768
New York State Dormitory Authority Revenue (Brooklyn Law School)	5.000%	7/1/27		1,210	1,308
New York State Dormitory Authority Revenue (Brooklyn Law School)	5.000%	7/1/28		1,000	1,078
New York State Dormitory Authority Revenue (Brooklyn Law School)	5.000%	7/1/29		1,000	1,075

New York Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)

New York State Dormitory Authority Revenue (Catholic Health System Obligated Group)	5.000%	7/1/32		710	741
New York State Dormitory Authority Revenue (Columbia University)	5.000%	10/1/31		510	591
New York State Dormitory Authority Revenue (Columbia University)	5.000%	10/1/38		5,000	5,782
New York State Dormitory Authority Revenue (Columbia University)	5.000%	10/1/46		1,250	1,405
New York State Dormitory Authority Revenue (Columbia University)	5.000%	10/1/48		12,255	15,614
New York State Dormitory Authority Revenue (Culinary Institute of America)	5.000%	7/1/19		250	254
New York State Dormitory Authority Revenue (Culinary Institute of America)	5.000%	7/1/20		215	224
New York State Dormitory Authority Revenue (Culinary Institute of America)	5.000%	7/1/21		300	319
New York State Dormitory Authority Revenue (Culinary Institute of America)	5.000%	7/1/28		540	578
New York State Dormitory Authority Revenue (Culinary Institute of America)	5.500%	7/1/33		1,000	1,105
New York State Dormitory Authority Revenue (Culinary Institute of America)	5.000%	7/1/34		350	371
New York State Dormitory Authority Revenue (Culinary Institute of America)	5.000%	7/1/42		600	631
New York State Dormitory Authority Revenue (Culinary Institute of America)	5.750%	7/1/43		7,105	7,842
New York State Dormitory Authority Revenue (Fordham University)	5.500%	7/1/21	(Prere.)	3,000	3,269
New York State Dormitory Authority Revenue (Fordham University)	5.000%	7/1/28		400	461
New York State Dormitory Authority Revenue (Fordham University)	5.000%	7/1/29		850	984
New York State Dormitory Authority Revenue (Fordham University)	5.000%	7/1/29		1,300	1,489
New York State Dormitory Authority Revenue (Fordham University)	5.000%	7/1/30		515	593
New York State Dormitory Authority Revenue (Fordham University)	5.000%	7/1/31		1,400	1,606
New York State Dormitory Authority Revenue (Fordham University)	5.000%	7/1/31		1,200	1,362
New York State Dormitory Authority Revenue (Fordham University)	4.000%	7/1/33		500	521
New York State Dormitory Authority Revenue (Fordham University)	5.000%	7/1/33		1,000	1,127
New York State Dormitory Authority Revenue (Fordham University)	4.000%	7/1/34		1,660	1,720
New York State Dormitory Authority Revenue (Fordham University)	5.000%	7/1/34		755	847
New York State Dormitory Authority Revenue (Fordham University)	4.000%	7/1/35		1,650	1,702
New York State Dormitory Authority Revenue (Fordham University)	5.000%	7/1/35		500	560
New York State Dormitory Authority Revenue (Fordham University)	5.000%	7/1/36		1,350	1,504

New York Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)

New York State Dormitory Authority Revenue (Fordham University) VRDO	1.700%	12/7/18	LOC	1,300	1,300
New York State Dormitory Authority Revenue (Icahn School of Medicine at Mount Sinai)	5.000%	7/1/26		2,500	2,851
New York State Dormitory Authority Revenue (Icahn School of Medicine at Mount Sinai)	5.000%	7/1/31		3,000	3,348
New York State Dormitory Authority Revenue (Icahn School of Medicine at Mount Sinai)	5.000%	7/1/33		7,335	8,144
New York State Dormitory Authority Revenue (Icahn School of Medicine at Mount Sinai)	5.000%	7/1/35		3,500	3,869
New York State Dormitory Authority Revenue (Icahn School of Medicine at Mount Sinai)	5.000%	7/1/40		7,500	8,197
New York State Dormitory Authority Revenue (Long Island University)	5.000%	9/1/26		2,355	2,520
New York State Dormitory Authority Revenue (Long Island University)	5.000%	9/1/27		1,520	1,621
New York State Dormitory Authority Revenue (Memorial Sloan-Kettering Cancer Center)	5.000%	7/1/27		5,035	6,041
New York State Dormitory Authority Revenue (Memorial Sloan-Kettering Cancer Center)	5.000%	7/1/29		1,100	1,296
New York State Dormitory Authority Revenue (Memorial Sloan-Kettering Cancer Center)	5.000%	7/1/30		2,000	2,341
New York State Dormitory Authority Revenue (Memorial Sloan-Kettering Cancer Center)	5.000%	7/1/32		1,875	2,173
New York State Dormitory Authority Revenue (Memorial Sloan-Kettering Cancer Center)	4.000%	7/1/34		3,000	3,130
New York State Dormitory Authority Revenue (Memorial Sloan-Kettering Cancer Center)	4.000%	7/1/35		1,420	1,473
New York State Dormitory Authority Revenue (Memorial Sloan-Kettering Cancer Center)	5.000%	7/1/36		1,000	1,075
New York State Dormitory Authority Revenue (Memorial Sloan-Kettering Cancer Center)	4.000%	7/1/37		1,350	1,386
New York State Dormitory Authority Revenue (Memorial Sloan-Kettering Cancer Center)	5.000%	7/1/42		5,000	5,573
New York State Dormitory Authority Revenue (Memorial Sloan-Kettering Cancer Center)	4.000%	7/1/47		16,500	16,633
New York State Dormitory Authority Revenue (Miriam Osborn Memorial Home Association)	5.000%	7/1/26		740	752
New York State Dormitory Authority Revenue (Miriam Osborn Memorial Home Association)	5.000%	7/1/27		650	660
New York State Dormitory Authority Revenue (Miriam Osborn Memorial Home Association)	5.000%	7/1/29		1,000	1,014
New York State Dormitory Authority Revenue (Miriam Osborn Memorial Home Association)	5.000%	7/1/42		500	506
New York State Dormitory Authority Revenue (Montefiore Obligated Group)	5.000%	8/1/29		3,000	3,408
New York State Dormitory Authority Revenue (Montefiore Obligated Group)	5.000%	8/1/30		3,000	3,385
New York State Dormitory Authority Revenue (Montefiore Obligated Group)	4.000%	8/1/37		3,420	3,411
New York State Dormitory Authority Revenue (Montefiore Obligated Group)	4.000%	8/1/38		3,000	2,973

New York Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)

New York State Dormitory Authority Revenue (Mount Sinai School of Medicine of New York University)	5.150%	7/1/24	(14)	2,000	2,220
New York State Dormitory Authority Revenue (New York University Hospitals Center)	5.750%	7/1/20	(Prere.)	1,000	1,059
New York State Dormitory Authority Revenue (New York University Hospitals Center)	6.000%	7/1/20	(Prere.)	1,000	1,063
New York State Dormitory Authority Revenue (New York University Hospitals Center)	5.000%	7/1/22		910	996
New York State Dormitory Authority Revenue (New York University Hospitals Center)	5.000%	7/1/26		670	757
New York State Dormitory Authority Revenue (New York University Hospitals Center)	5.000%	7/1/27		670	771
New York State Dormitory Authority Revenue (New York University Hospitals Center)	5.000%	7/1/28		700	801
New York State Dormitory Authority Revenue (New York University Hospitals Center)	5.000%	7/1/29		1,500	1,708
New York State Dormitory Authority Revenue (New York University Hospitals Center)	5.000%	7/1/32		745	838
New York State Dormitory Authority Revenue (New York University Hospitals Center)	5.000%	7/1/33		400	448
New York State Dormitory Authority Revenue (New York University)	5.000%	7/1/28		4,510	5,250
New York State Dormitory Authority Revenue (New York University)	5.000%	7/1/29		1,000	1,135
New York State Dormitory Authority Revenue (New York University)	5.000%	7/1/30		2,000	2,286
New York State Dormitory Authority Revenue (New York University)	5.000%	7/1/30		6,625	7,219
New York State Dormitory Authority Revenue (New York University)	5.000%	7/1/30		5,065	5,836
New York State Dormitory Authority Revenue (New York University)	5.000%	7/1/30		1,000	1,130
New York State Dormitory Authority Revenue (New York University)	5.000%	7/1/31		865	974
New York State Dormitory Authority Revenue (New York University)	5.000%	7/1/32		1,000	1,122
New York State Dormitory Authority Revenue (New York University)	5.000%	7/1/33		2,365	2,645
New York State Dormitory Authority Revenue (New York University)	4.000%	7/1/35		6,010	6,253
New York State Dormitory Authority Revenue (New York University)	4.000%	7/1/36		6,025	6,224
New York State Dormitory Authority Revenue (New York University)	5.000%	7/1/37		4,200	4,552
New York State Dormitory Authority Revenue (New York University)	5.000%	7/1/37		3,250	3,523
New York State Dormitory Authority Revenue (New York University)	5.000%	7/1/42		10,000	10,810
New York State Dormitory Authority Revenue (New York University)	4.000%	7/1/43		14,320	14,535
New York State Dormitory Authority Revenue (New York University)	5.000%	7/1/48		8,000	8,908

New York Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)

New York State Dormitory Authority Revenue (North Shore - Long Island Jewish Obligated Group)	5.000%	5/1/21	(Prere.)	2,500	2,678
New York State Dormitory Authority Revenue (North Shore - Long Island Jewish Obligated Group)	5.000%	5/1/21	(Prere.)	1,000	1,071
New York State Dormitory Authority Revenue (North Shore - Long Island Jewish Obligated Group)	5.000%	5/1/21	(Prere.)	7,000	7,498
New York State Dormitory Authority Revenue (North Shore - Long Island Jewish Obligated Group)	5.250%	5/1/21	(Prere.)	1,000	1,077
New York State Dormitory Authority Revenue (North Shore - Long Island Jewish Obligated Group)	5.000%	5/1/27		1,595	1,807
New York State Dormitory Authority Revenue (North Shore - Long Island Jewish Obligated Group)	5.000%	5/1/28		2,000	2,251
New York State Dormitory Authority Revenue (North Shore - Long Island Jewish Obligated Group)	5.000%	5/1/29		7,910	8,862
New York State Dormitory Authority Revenue (North Shore - Long Island Jewish Obligated Group)	5.000%	5/1/30		2,000	2,229
New York State Dormitory Authority Revenue (North Shore - Long Island Jewish Obligated Group)	5.000%	5/1/32		2,500	2,768
New York State Dormitory Authority Revenue (North Shore - Long Island Jewish Obligated Group)	5.000%	5/1/33		3,500	3,865
New York State Dormitory Authority Revenue (North Shore - Long Island Jewish Obligated Group)	5.000%	5/1/36		3,000	3,281
New York State Dormitory Authority Revenue (North Shore - Long Island Jewish Obligated Group)	5.000%	5/1/39		4,000	4,271
New York State Dormitory Authority Revenue (North Shore - Long Island Jewish Obligated Group)	5.000%	5/1/43		2,050	2,210
New York State Dormitory Authority Revenue (Orange Regional Medical Center Obligated Group)	5.000%	12/1/27		1,200	1,349
New York State Dormitory Authority Revenue (Orange Regional Medical Center Obligated Group)	5.000%	12/1/28		1,300	1,451
New York State Dormitory Authority Revenue (Orange Regional Medical Center Obligated Group)	5.000%	12/1/30		1,100	1,214
New York State Dormitory Authority Revenue (Orange Regional Medical Center Obligated Group)	5.000%	12/1/31		1,200	1,319
New York State Dormitory Authority Revenue (Orange Regional Medical Center Obligated Group)	5.000%	12/1/33		1,000	1,087

New York Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)

New York State Dormitory Authority Revenue (Orange Regional Medical Center Obligated Group)	5.000%	12/1/35		1,000	1,076
New York State Dormitory Authority Revenue (Orange Regional Medical Center Obligated Group)	5.000%	12/1/37		1,000	1,071
New York State Dormitory Authority Revenue (Pace University)	5.000%	5/1/19		355	359
New York State Dormitory Authority Revenue (Pace University)	5.000%	5/1/23	(Prere.)	30	34
New York State Dormitory Authority Revenue (Pace University)	5.000%	5/1/23	(Prere.)	30	34
New York State Dormitory Authority Revenue (Pace University)	5.000%	5/1/23	(Prere.)	20	22
New York State Dormitory Authority Revenue (Pace University)	5.000%	5/1/25		1,270	1,368
New York State Dormitory Authority Revenue (Pace University)	5.000%	5/1/28		1,470	1,567
New York State Dormitory Authority Revenue (Pace University)	5.000%	5/1/29		1,560	1,657
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/19	(Prere.)	5,000	5,046
New York State Dormitory Authority Revenue (Personal Income Tax)	5.250%	3/15/19	(Prere.)	18,000	18,175
New York State Dormitory Authority Revenue (Personal Income Tax)	5.750%	3/15/19	(Prere.)	10,000	10,111
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/27		1,695	1,934
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/28		5,120	6,001
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/29		5,015	5,846
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/29		5,000	5,585
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/30		6,000	6,750
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/31		3,000	3,466
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/33		1,450	1,555
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/33		6,615	7,107
New York State Dormitory Authority Revenue (Personal Income Tax)	5.250%	3/15/33		1,750	2,000
New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	2/15/34		5,000	5,216
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/34		3,500	3,950
New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	2/15/35		5,000	5,187
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/35		3,510	3,948
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/35		4,305	4,807

New York Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)

New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/36		3,000	3,361
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/36		1,000	1,113
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/37		11,600	12,404
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/37		5,000	5,594
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/37		5,000	5,516
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/38		7,430	8,291
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/38		3,705	4,083
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/39		5,030	5,529
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/40		12,230	13,058
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/40		9,190	10,252
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/41		5,000	5,492
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/42		1,500	1,660
New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	2/15/44		15,000	15,175
New York State Dormitory Authority Revenue (Pratt Institute)	5.000%	7/1/19	(Prere.)	3,750	3,818
New York State Dormitory Authority Revenue (Pratt Institute)	5.000%	7/1/23		400	444
New York State Dormitory Authority Revenue (Pratt Institute)	5.000%	7/1/25		500	562
New York State Dormitory Authority Revenue (Pratt Institute)	5.000%	7/1/27		420	483
New York State Dormitory Authority Revenue (Pratt Institute)	5.000%	7/1/28		1,000	1,113
New York State Dormitory Authority Revenue (Pratt Institute)	5.000%	7/1/29		500	554
New York State Dormitory Authority Revenue (Pratt Institute)	5.000%	7/1/29		1,010	1,149
New York State Dormitory Authority Revenue (Pratt Institute)	5.000%	7/1/30		500	566
New York State Dormitory Authority Revenue (Pratt Institute)	5.000%	7/1/31		500	564
New York State Dormitory Authority Revenue (Pratt Institute)	5.000%	7/1/34		2,000	2,194
New York State Dormitory Authority Revenue (Pratt Institute)	5.000%	7/1/39		1,750	1,902
New York State Dormitory Authority Revenue (Pratt Institute)	5.000%	7/1/39		1,205	1,328
New York State Dormitory Authority Revenue (Rochester Institute of Technology)	5.000%	7/1/38		2,275	2,446
New York State Dormitory Authority Revenue (Rochester Institute of Technology)	5.000%	7/1/40		2,000	2,078

New York Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)

New York State Dormitory Authority Revenue (Rochester Institute of Technology)	5.000%	7/1/42		3,000	3,220
New York State Dormitory Authority Revenue (Rockefeller University)	5.000%	7/1/33		2,670	2,914
New York State Dormitory Authority Revenue (Rockefeller University)	5.000%	7/1/34		2,720	2,966
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/26		1,000	1,087
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/26		1,425	1,666
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/27	(4)	1,000	1,127
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/28	(4)	1,000	1,123
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/29	(4)	1,500	1,680
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/31	(4)	750	831
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/32	(4)	1,000	1,111
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/33	(4)	1,000	1,107
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/33		600	680
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/34	(4)	1,000	1,104
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/34		520	587
New York State Dormitory Authority Revenue (St. John’s University)	5.000%	7/1/26		740	850
New York State Dormitory Authority Revenue (St. John’s University)	5.000%	7/1/27		650	744
New York State Dormitory Authority Revenue (St. John’s University)	5.000%	7/1/31		1,500	1,688
New York State Dormitory Authority Revenue (St. John’s University)	5.000%	7/1/44		2,500	2,682
New York State Dormitory Authority Revenue (State University Dormitory Facilities)	5.000%	7/1/26		1,300	1,450
New York State Dormitory Authority Revenue (State University Dormitory Facilities)	5.000%	7/1/29		2,250	2,436
New York State Dormitory Authority Revenue (State University Dormitory Facilities)	5.000%	7/1/31		1,000	1,152
New York State Dormitory Authority Revenue (State University Dormitory Facilities)	5.250%	7/1/31		2,500	2,801
New York State Dormitory Authority Revenue (State University Dormitory Facilities)	5.000%	7/1/32		1,825	2,095
New York State Dormitory Authority Revenue (State University Dormitory Facilities)	5.000%	7/1/35		2,000	2,265
New York State Dormitory Authority Revenue (State University Dormitory Facilities)	5.000%	7/1/36		1,500	1,691
New York State Dormitory Authority Revenue (State University Educational Facilities)	5.000%	5/15/27		5,035	5,481
New York State Dormitory Authority Revenue (State University Educational Facilities)	5.000%	5/15/28		3,000	3,265

New York Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)

New York State Dormitory Authority Revenue (Teachers College)	5.000%	7/1/30		505	580
New York State Dormitory Authority Revenue (Teachers College)	4.000%	7/1/31		1,000	1,051
New York State Dormitory Authority Revenue (Teachers College)	5.000%	7/1/31		1,750	1,889
New York State Dormitory Authority Revenue (Teachers College)	5.000%	7/1/32		575	654
New York State Dormitory Authority Revenue (Teachers College)	4.000%	7/1/33		1,200	1,248
New York State Dormitory Authority Revenue (Teachers College)	5.000%	7/1/42		2,000	2,142
New York State Dormitory Authority Revenue (The New School)	5.250%	7/1/20	(Prere.)	3,000	3,155
New York State Dormitory Authority Revenue (The New School)	5.500%	7/1/20	(Prere.)	5,000	5,277
New York State Dormitory Authority Revenue (The New School)	6.000%	7/1/20	(Prere.)	5,575	5,927
New York State Dormitory Authority Revenue (The New School)	5.000%	7/1/37		3,500	3,864
New York State Dormitory Authority Revenue (The New School)	5.000%	7/1/40		3,000	3,277
New York State Dormitory Authority Revenue (The New School)	5.000%	7/1/41		6,685	7,316
New York State Dormitory Authority Revenue (The New School)	5.000%	7/1/45		3,000	3,268
New York State Dormitory Authority Revenue (The New School)	5.000%	7/1/46		9,110	9,930
New York State Dormitory Authority Revenue (Yeshiva University)	4.000%	9/1/19	(Prere.)	15	15
New York State Dormitory Authority Revenue (Yeshiva University)	5.000%	9/1/19	(Prere.)	65	66
New York State Dormitory Authority Revenue (Yeshiva University)	5.000%	9/1/19	(Prere.)	20	20
New York State Dormitory Authority Revenue (Yeshiva University)	5.000%	9/1/19	(Prere.)	350	358
New York State Dormitory Authority Revenue (Yeshiva University)	5.000%	9/1/19	(Prere.)	10	10
New York State Dormitory Authority Revenue (Yeshiva University)	5.000%	9/1/19	(Prere.)	5	5
New York State Dormitory Authority Revenue (Yeshiva University)	5.000%	9/1/19	(Prere.)	55	56
New York State Dormitory Authority Revenue (Yeshiva University)	5.000%	9/1/19	(Prere.)	20	20
New York State Dormitory Authority Revenue (Yeshiva University)	5.000%	9/1/19	(Prere.)	130	133
New York State Dormitory Authority Revenue (Yeshiva University)	5.000%	9/1/20		185	188
New York State Dormitory Authority Revenue (Yeshiva University)	5.000%	11/1/20		2,265	2,325
New York State Dormitory Authority Revenue (Yeshiva University)	5.000%	11/1/21	(ETM)	285	309
New York State Dormitory Authority Revenue (Yeshiva University)	5.000%	11/1/21	(Prere.)	370	400

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)

New York State Dormitory Authority Revenue (Yeshiva University)	5.000%	11/1/21	495	514
New York State Dormitory Authority Revenue (Yeshiva University)	5.000%	9/1/22	1,640	1,666
New York State Dormitory Authority Revenue (Yeshiva University)	4.000%	9/1/23	1,235	1,246
New York State Dormitory Authority Revenue (Yeshiva University)	5.000%	9/1/26	75	76
New York State Dormitory Authority Revenue (Yeshiva University)	5.000%	9/1/27	1,595	1,611
New York State Dormitory Authority Revenue (Yeshiva University)	5.000%	9/1/28	595	600
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/31	8,975	9,989
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/32	2,650	2,944
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/33	5,000	5,544
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/33	4,840	5,449
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/34	5,000	5,534
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/35	5,240	5,791
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/35	5,000	5,650
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/36	5,000	5,630
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/36	7,995	8,824
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/36	1,000	1,128
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/36	10,000	11,418
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/37	5,000	5,510
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/37	3,600	4,048
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/38	5,000	5,666
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/38	1,200	1,301
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/41	10,000	11,138
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/42	5,000	5,525
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/42	12,280	13,668
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/43	13,685	14,805
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/43	4,085	4,541
New York State Dormitory Authority Sales Tax Revenue	4.000%	3/15/44	12,885	13,054

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)

New York State Dormitory Authority Sales Tax Revenue	4.000%	3/15/47	7,570	7,639
New York State Energy Research & Development Authority Pollution Control Revenue (New York State Electric & Gas Corp.)	3.500%	10/1/29	4,000	4,014
New York State Environmental Facilities Corp. Revenue	5.000%	8/15/31	1,335	1,559
New York State Environmental Facilities Corp. Revenue	5.000%	8/15/34	1,000	1,155
New York State Environmental Facilities Corp. Revenue	5.000%	8/15/35	1,385	1,593
New York State Environmental Facilities Corp. Revenue	5.000%	8/15/36	1,000	1,145
New York State Environmental Facilities Corp. Revenue	5.000%	8/15/37	1,400	1,599
New York State Environmental Facilities Corp. Revenue	5.000%	8/15/41	1,000	1,127
New York State Environmental Facilities Corp. Revenue	5.000%	8/15/42	1,000	1,127
New York State Environmental Facilities Corp. Revenue (State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/30	3,045	3,515
New York State Environmental Facilities Corp. Revenue (State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/31	5,870	6,490
New York State Environmental Facilities Corp. Revenue (State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/32	5,000	5,675
New York State Environmental Facilities Corp. Revenue (State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/32	5,000	5,521
New York State Environmental Facilities Corp. Revenue (State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/32	2,515	2,924
New York State Environmental Facilities Corp. Revenue (State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/33	4,000	4,634
New York State Environmental Facilities Corp. Revenue (State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/34	4,145	4,625
New York State Environmental Facilities Corp. Revenue (State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/34	5,010	5,771
New York State Environmental Facilities Corp. Revenue (State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/35	2,500	2,870
New York State Environmental Facilities Corp. Revenue (State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/35	3,000	3,404
New York State Environmental Facilities Corp. Revenue (State Clean Water & Drinking Water Revolving Funds)	4.000%	6/15/36	2,500	2,604

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)

New York State Environmental Facilities Corp. Revenue (State Clean Water & Drinking Water Revolving Funds)	4.000%	6/15/37	5,610	5,828
New York State Environmental Facilities Corp. Revenue (State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/41	3,000	3,355
New York State Environmental Facilities Corp. Revenue (State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/42	11,310	12,720
New York State Environmental Facilities Corp. Revenue (State Clean Water & Drinking Water Revolving Funds)	4.000%	6/15/46	5,435	5,548
New York State Environmental Facilities Corp. Revenue (State Revolving Funds)	5.000%	9/15/40	2,370	2,629
New York State Environmental Facilities Corp. Revenue (State Revolving Funds)	5.000%	3/15/45	5,000	5,529
New York State Environmental Facilities Corp. Water Facilities Revenue (United Water New Rochelle Inc. Project)	4.875%	9/1/40	4,000	4,140
New York State Housing Finance Agency Affordable Housing Revenue	3.250%	11/1/41	3,145	2,776
New York State Housing Finance Agency Affordable Housing Revenue	3.850%	11/1/42	1,405	1,390
New York State Housing Finance Agency Affordable Housing Revenue	3.850%	11/1/43	1,140	1,124
New York State Housing Finance Agency Affordable Housing Revenue	3.950%	11/1/48	1,500	1,490
New York State Housing Finance Agency Housing Revenue	3.875%	11/1/48	1,830	1,825
New York State Housing Finance Agency Housing Revenue	3.900%	11/1/48	1,665	1,636
New York State Housing Finance Agency Revenue	3.800%	11/1/43	2,325	2,248
New York State Housing Finance Agency Revenue	3.875%	11/1/48	2,635	2,628
New York State Mortgage Agency Homeowner Mortgage Revenue	4.100%	10/1/38	4,300	4,360
New York State Mortgage Agency Homeowner Mortgage Revenue	3.750%	10/1/43	3,400	3,303
New York State Mortgage Agency Homeowner Mortgage Revenue	3.800%	10/1/48	10,255	9,796
New York State Thruway Authority Revenue	5.000%	1/1/28	5,215	5,880
New York State Thruway Authority Revenue	5.000%	1/1/29	4,040	4,540
New York State Thruway Authority Revenue	5.000%	1/1/29	1,220	1,384
New York State Thruway Authority Revenue	5.000%	1/1/30	2,650	2,967
New York State Thruway Authority Revenue	5.000%	1/1/30	4,000	4,265
New York State Thruway Authority Revenue	5.000%	1/1/30	1,700	1,918
New York State Thruway Authority Revenue	5.000%	1/1/31	5,500	6,139
New York State Thruway Authority Revenue	5.000%	1/1/31	8,500	9,050
New York State Thruway Authority Revenue	5.000%	1/1/31	2,900	3,257
New York State Thruway Authority Revenue	5.000%	1/1/32	4,115	4,571
New York State Thruway Authority Revenue	5.000%	1/1/32	2,970	3,322
New York State Thruway Authority Revenue	5.000%	1/1/33	1,800	2,058
New York State Thruway Authority Revenue	5.000%	1/1/33	2,340	2,606

New York Long-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)

	New York State Thruway Authority Revenue	5.000%	1/1/34		2,865	3,261
	New York State Thruway Authority Revenue	5.000%	1/1/35		3,100	3,516
	New York State Thruway Authority Revenue	4.000%	1/1/36		1,250	1,293
	New York State Thruway Authority Revenue	5.000%	1/1/37		9,050	9,575
	New York State Thruway Authority Revenue	4.000%	1/1/38		1,255	1,274
	New York State Thruway Authority Revenue	5.000%	1/1/41		2,500	2,736
	New York State Thruway Authority Revenue	5.000%	1/1/42		9,765	10,279
	New York State Thruway Authority Revenue	5.000%	3/15/42		4,105	4,577
	New York State Thruway Authority Revenue	5.000%	1/1/46		5,000	5,427
	New York State Thruway Authority Revenue	5.000%	1/1/51		5,700	6,150
	New York State Thruway Authority Revenue	5.250%	1/1/56		7,400	8,089
	New York State Thruway Authority Revenue (Personal Income Tax)	5.000%	3/15/31		1,500	1,653
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/32		5,000	5,578
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/33		3,000	3,283
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/40		5,000	5,607
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/43		10,000	10,848
	Niagara NY Area Development Corp. Revenue (Niagara University Project)	5.000%	5/1/26		320	348
	Niagara NY Area Development Corp. Revenue (Niagara University Project)	5.000%	5/1/30		2,750	2,964
2	Nuveen New York AMT-Free Quality Municipal Income Fund VRDP VRDO	1.790%	12/7/18	LOC	2,500	2,500
	Onondaga County NY Civic Development Corp. Revenue (Jewish Home of Central New York Obligated Group)	5.500%	3/1/24		3,000	2,990
	Onondaga County NY Civic Development Corp. Revenue (Jewish Home of Central New York Obligated Group)	5.250%	3/1/31		2,000	1,824
	Onondaga County NY Civic Development Corp. Revenue (Le Moyne College)	5.000%	7/1/28		450	494
	Onondaga County NY Civic Development Corp. Revenue (Le Moyne College)	5.000%	7/1/29		475	519
	Onondaga County NY Civic Development Corp. Revenue (Le Moyne College)	5.000%	7/1/30		450	488
	Onondaga County NY Civic Development Corp. Revenue (Le Moyne College)	5.000%	7/1/32		1,000	1,050
	Onondaga County NY Civic Development Corp. Revenue (Le Moyne College)	5.000%	7/1/33		575	619
	Onondaga County NY Civic Development Corp. Revenue (Le Moyne College)	5.000%	7/1/35		635	679
	Onondaga County NY Civic Development Corp. Revenue (Le Moyne College)	5.000%	7/1/40		1,940	2,050
	Onondaga County NY Civic Development Corp. Revenue (Le Moyne College)	5.000%	7/1/42		1,780	1,844
	Onondaga County NY Civic Development Corp. Revenue (Le Moyne College)	5.000%	7/1/45		2,450	2,577
	Onondaga County NY Civic Development Corp. Revenue (St. Joseph’s Hospital & Health Center)	5.000%	7/1/19	(Prere.)	6,000	6,109

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Onondaga County NY Trust For Cultural Resources Revenue (Abby Lane Housing Corp. Project)	5.000%	5/1/35	1,140	1,253
Onondaga County NY Trust For Cultural Resources Revenue (Abby Lane Housing Corp. Project)	5.000%	5/1/36	1,475	1,615
Onondaga County NY Trust For Cultural Resources Revenue (Abby Lane Housing Corp. Project)	5.000%	5/1/40	1,200	1,290
Onondaga County NY Trust For Cultural Resources Revenue (Syracuse University Project)	5.000%	12/1/31	1,000	1,116
Onondaga NY Civic Development Corp. Revenue (Le Moyne College Project)	5.000%	1/1/32	510	564
Onondaga NY Civic Development Corp. Revenue (Le Moyne College Project)	5.000%	1/1/33	540	594
Onondaga NY Civic Development Corp. Revenue (Le Moyne College Project)	5.000%	1/1/34	565	618
Onondaga NY Civic Development Corp. Revenue (Le Moyne College Project)	5.000%	1/1/35	595	649
Onondaga NY Civic Development Corp. Revenue (Le Moyne College Project)	5.000%	1/1/36	625	679
Onondaga NY Civic Development Corp. Revenue (Le Moyne College Project)	5.000%	1/1/37	355	384
Onondaga NY Civic Development Corp. Revenue (Le Moyne College Project)	5.000%	1/1/38	285	308
Onondaga NY Civic Development Corp. Revenue (Le Moyne College Project)	5.000%	1/1/43	1,000	1,071
Otsego County NY Capital Resource Corp. Revenue (Hartwick College)	4.000%	10/1/19	650	652
Otsego County NY Capital Resource Corp. Revenue (Hartwick College)	5.000%	10/1/20	655	668
Port Authority of New York & New Jersey Revenue	5.000%	10/15/29	3,500	4,015
Port Authority of New York & New Jersey Revenue	5.000%	7/15/32	5,010	5,855
Port Authority of New York & New Jersey Revenue	5.000%	10/15/33	1,750	1,973
Port Authority of New York & New Jersey Revenue	5.000%	9/1/34	1,290	1,431
Port Authority of New York & New Jersey Revenue	5.000%	11/15/35	3,015	3,444
Port Authority of New York & New Jersey Revenue	5.250%	7/15/36	4,000	4,233
Port Authority of New York & New Jersey Revenue	4.000%	9/1/38	1,750	1,787
Port Authority of New York & New Jersey Revenue	5.000%	10/15/41	13,000	14,397
Port Authority of New York & New Jersey Revenue	5.000%	11/15/42	3,000	3,370
Port Authority of New York & New Jersey Revenue	4.000%	9/1/43	10,000	10,161
Port Authority of New York & New Jersey Revenue	5.000%	5/1/45	8,765	9,630

New York Long-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)

	Port Authority of New York & New Jersey Revenue	5.000%	11/15/46	3,000	3,321
	Port Authority of New York & New Jersey Revenue	5.000%	11/15/47	8,000	8,941
	Port Authority of New York & New Jersey Revenue	5.000%	9/1/48	9,250	10,403
	Port Authority of New York & New Jersey Revenue	5.250%	10/15/55	7,750	8,656
3	Port Authority of New York & New Jersey Revenue	5.250%	11/15/56	10,000	11,212
	Port Authority of New York & New Jersey Revenue	5.000%	4/15/57	2,000	2,202
	Port Authority of New York & New Jersey Revenue	5.000%	5/15/57	2,000	2,217
	Port Authority of New York & New Jersey Revenue	5.250%	11/15/57	11,450	12,931
	Port Authority of New York & New Jersey Special Obligation Revenue (John F. Kennedy International Air Terminal LLC)	5.500%	12/1/31	7,025	7,470
	Port Authority of New York & New Jersey Special Obligation Revenue (John F. Kennedy International Air Terminal LLC)	6.000%	12/1/42	6,865	7,308
	Saratoga County NY Capital Resource Corp. Revenue (Skidmore College)	5.000%	7/1/32	220	253
	Saratoga County NY Capital Resource Corp. Revenue (Skidmore College)	5.000%	7/1/33	175	200
	Saratoga County NY Capital Resource Corp. Revenue (Skidmore College)	5.000%	7/1/34	225	256
	Saratoga County NY Capital Resource Corp. Revenue (Skidmore College)	5.000%	7/1/35	225	255
	Saratoga County NY Capital Resource Corp. Revenue (Skidmore College)	5.000%	7/1/36	500	564
	Saratoga County NY Capital Resource Corp. Revenue (Skidmore College)	5.000%	7/1/38	300	337
	Saratoga County NY Capital Resource Corp. Revenue (Skidmore College)	5.000%	7/1/43	3,550	3,952
	Saratoga County NY Capital Resource Corp. Revenue (Skidmore College)	5.000%	7/1/48	4,520	5,009
	St. Lawrence County NY Industrial Development Civic Facility Revenue (St. Lawrence University)	5.000%	7/1/28	310	354
	St. Lawrence County NY Industrial Development Civic Facility Revenue (St. Lawrence University)	5.000%	7/1/29	660	749
	St. Lawrence County NY Industrial Development Civic Facility Revenue (St. Lawrence University)	5.000%	7/1/31	450	506
	St. Lawrence County NY Industrial Development Civic Facility Revenue (St. Lawrence University)	5.000%	7/1/34	830	930
	St. Lawrence County NY Industrial Development Civic Facility Revenue (St. Lawrence University)	5.000%	7/1/35	1,510	1,689

New York Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)

St. Lawrence County NY Industrial Development Civic Facility Revenue (St. Lawrence University)	5.000%	7/1/36		545	608
St. Lawrence County NY Industrial Development Civic Facility Revenue (St. Lawrence University)	5.000%	7/1/43		8,870	9,475
Suffolk County NY Economic Development Corp. Revenue (Catholic Health Services)	5.000%	7/1/21	(Prere.)	1,570	1,687
Suffolk County NY Economic Development Corp. Revenue (Catholic Health Services)	5.000%	7/1/28		1,500	1,643
Suffolk County NY Economic Development Corp. Revenue (Catholic Health Services)	5.000%	7/1/28		14,180	15,030
Suffolk County NY Economic Development Corp. Revenue (Catholic Health Services)	5.000%	7/1/29		3,000	3,265
Suffolk County NY Judicial Facilities Agency Lease Revenue (H. Lee Dennison Building)	5.000%	11/1/33		7,900	8,448
Suffolk County NY Water Authority Water System Revenue	3.250%	6/1/43		580	518
Suffolk NY Tobacco Asset Securitization Corp. Revenue	5.000%	6/1/32		2,675	2,804
Suffolk NY Tobacco Asset Securitization Corp. Revenue	5.250%	6/1/37		3,300	3,475
Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/26		2,790	3,132
Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/28		4,650	5,187
Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/29		5,000	5,531
Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/30		5,225	5,736
Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/32		1,015	1,104
Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/33		5,000	5,406
Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/34		6,000	6,460
Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/36		5,835	6,217
Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/41		17,480	17,831
Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/45		6,840	6,548
Tompkins County NY Development Corp. Revenue (Ithaca College)	5.000%	7/1/32		1,555	1,734
Tompkins County NY Development Corp. Revenue (Ithaca College)	5.000%	7/1/33		1,605	1,787
Triborough Bridge & Tunnel Authority New York Revenue	0.000%	11/15/29		2,620	1,798
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/29		725	827
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/30		500	570
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/30		2,230	2,591

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)

Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/31	5,000	6,102
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/31	6,990	7,715
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/31	8,995	10,445
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/31	3,010	3,446
Triborough Bridge & Tunnel Authority New York Revenue	0.000%	11/15/32	3,000	1,806
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/33	2,000	2,260
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/33	1,540	1,765
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/34	3,090	3,526
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/35	5,000	5,789
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/36	5,000	5,603
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/37	5,010	5,669
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/37	2,500	2,811
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/38	3,000	3,378
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/40	2,525	2,806
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/41	7,500	8,310
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/42	4,600	5,144
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/42	7,500	8,431
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/43	10,000	11,301
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/44	6,325	7,142
Triborough Bridge & Tunnel Authority New York Revenue	5.250%	11/15/45	4,000	4,544
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/47	5,835	6,484
Triborough Bridge & Tunnel Authority New York Revenue (MTA Bridges and Tunnels)	4.000%	11/15/48	10,000	10,031
Troy NY Capital Resource Corp. Revenue (Rensselaer Polytechnic Institute Project)	5.000%	8/1/23	1,000	1,112
Troy NY Capital Resource Corp. Revenue (Rensselaer Polytechnic Institute Project)	5.000%	8/1/24	1,000	1,129
Troy NY Capital Resource Corp. Revenue (Rensselaer Polytechnic Institute Project)	5.000%	8/1/25	1,000	1,143
Troy NY Capital Resource Corp. Revenue (Rensselaer Polytechnic Institute Project)	5.000%	8/1/26	1,000	1,145
Troy NY Capital Resource Corp. Revenue (Rensselaer Polytechnic Institute Project)	5.000%	8/1/27	1,600	1,819

New York Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)

Troy NY Capital Resource Corp. Revenue (Rensselaer Polytechnic Institute Project)	5.000%	8/1/28		1,000	1,130
Troy NY Capital Resource Corp. Revenue (Rensselaer Polytechnic Institute Project)	5.000%	9/1/30		1,500	1,560
Troy NY Capital Resource Corp. Revenue (Rensselaer Polytechnic Institute Project)	5.125%	9/1/40		3,650	3,797
Utility Debt Securitization Authority New York Revenue	5.000%	12/15/29		7,015	7,836
Utility Debt Securitization Authority New York Revenue	5.000%	12/15/30		10,000	11,145
Utility Debt Securitization Authority New York Revenue	5.000%	12/15/31		7,000	7,794
Utility Debt Securitization Authority New York Revenue	5.000%	12/15/32		9,650	10,726
Utility Debt Securitization Authority New York Revenue	5.000%	12/15/33		3,150	3,496
Utility Debt Securitization Authority New York Revenue	5.000%	12/15/33		7,755	8,805
Utility Debt Securitization Authority New York Revenue	5.000%	12/15/34		5,185	5,748
Utility Debt Securitization Authority New York Revenue	5.000%	12/15/36		23,700	26,652
Utility Debt Securitization Authority New York Revenue	5.000%	12/15/38		3,010	3,435
Utility Debt Securitization Authority New York Revenue	5.000%	12/15/39		3,000	3,416
Utility Debt Securitization Authority New York Revenue	5.000%	12/15/40		3,000	3,408
Utility Debt Securitization Authority New York Revenue	5.000%	12/15/41		27,400	29,914
Utility Debt Securitization Authority New York Revenue	5.000%	12/15/41		3,000	3,403
Westchester County NY Health Care Corp. Revenue	6.000%	11/1/20	(Prere.)	85	91
Westchester County NY Health Care Corp. Revenue	6.125%	11/1/20	(Prere.)	1,865	2,009
Westchester County NY Health Care Corp. Revenue	5.000%	11/1/21		2,500	2,669
Westchester County NY Health Care Corp. Revenue	5.000%	11/1/25		1,810	1,923
Westchester County NY Health Care Corp. Revenue	5.000%	11/1/30		11,710	12,342
Westchester County NY Health Care Corp. Revenue	6.000%	11/1/30		15	16
Westchester County NY Health Care Corp. Revenue	6.125%	11/1/37		235	250
Westchester County NY Local Development Corp. Revenue (Kendal on Hudson Project)	5.000%	1/1/28		1,350	1,431
Westchester County NY Local Development Corp. Revenue (Kendal on Hudson Project)	5.000%	1/1/34		1,555	1,624
Westchester County NY Local Development Corp. Revenue (Pace University)	5.000%	5/1/34		4,615	4,904
Westchester County NY Local Development Corp. Revenue (Pace University)	5.500%	5/1/42		6,250	6,705

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)

Westchester County NY Local Development Corp. Revenue (Purchase Housing Corp. II Project)	5.000%	6/1/37	1,275	1,394
Westchester County NY Local Development Corp. Revenue (Purchase Housing Corp. II Project)	5.000%	6/1/47	1,045	1,126
Westchester County NY Local Development Corp. Revenue (Westchester Medical Center)	5.000%	11/1/27	1,000	1,113
Westchester County NY Local Development Corp. Revenue (Westchester Medical Center)	5.000%	11/1/28	1,000	1,106
Westchester County NY Local Development Corp. Revenue (Westchester Medical Center)	5.000%	11/1/29	1,000	1,100
Westchester County NY Local Development Corp. Revenue (Westchester Medical Center)	5.000%	11/1/34	2,500	2,687
Westchester County NY Local Development Corp. Revenue (Westchester Medical Center)	5.000%	11/1/46	15,495	16,238
Westchester NY Tobacco Asset Securitization Revenue	5.000%	6/1/45	5,325	5,338

				4,316,309
Guam (0.2%)
Guam Government Business Privilege Tax Revenue	5.000%	11/15/27	450	494
Guam Government Waterworks Authority Water & Waste Water System Revenue	5.000%	7/1/29	1,000	1,063
Guam Power Authority Revenue	5.000%	10/1/31	5,980	6,509

				8,066
Total Tax-Exempt Municipal Bonds (Cost $4,292,157)				4,324,375

				Amount
				($000)
Other Assets and Liabilities (1.3%)
Other Assets
Investment in Vanguard				234
Receivables for Investment Securities Sold				19,732
Receivables for Accrued Income				53,513
Receivables for Capital Shares Issued				6,610
Variation Margin Receivable—Futures Contracts				59
Other Assets				479
Total Other Assets				80,627
Liabilities
Payables for Investment Securities Purchased				(12,845)
Payables for Capital Shares Redeemed				(4,653)
Payables for Distributions				(3,156)
Payables to Vanguard				(2,745)
Variation Margin Payable—Futures Contracts				(88)
Total Liabilities				(23,487)
Net Assets (100%)				4,381,515

New York Long-Term Tax-Exempt Fund

At November 30, 2018, net assets consisted of:
Amount
($000)
Paid-in Capital	4,342,664
Total Distributable Earnings (Loss)	38,851
Net Assets	4,381,515

Investor Shares—Net Assets
Applicable to 37,488,681 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	425,112
Net Asset Value Per Share—Investor Shares	$11.34

Admiral Shares—Net Assets
Applicable to 348,896,973 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	3,956,403
Net Asset Value Per Share—Admiral Shares	$11.34

• See Note A in Notes to Financial Statements.

1 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of November 30, 2018.

2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2018, the aggregate value of these securities was $39,884,000, representing 0.9% of net assets.

3 Securities with a value of $734,000 have been segregated as initial margin for open futures contracts.

A key to abbreviations and other references follows the Statement of Net Assets.

See accompanying Notes, which are an integral part of the Financial Statements.

New York Long-Term Tax-Exempt Fund

Key to Abbreviations

ARS—Auction Rate Security.

BAN—Bond Anticipation Note.

COP—Certificate of Participation.

CP—Commercial Paper.

FR—Floating Rate.

GAN—Grant Anticipation Note.

GO—General Obligation Bond.

PILOT—Payments in Lieu of Taxes.

PUT—Put Option Obligation.

RAN—Revenue Anticipation Note.

TAN—Tax Anticipation Note.

TOB—Tender Option Bond.

TRAN—Tax Revenue Anticipation Note.

VRDO—Variable Rate Demand Obligation.

VRDP—Variable Rate Demand Preferred.

(ETM)—Escrowed to Maturity.

(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:

(1) MBIA (Municipal Bond Investors Assurance).

(2) AMBAC (Ambac Assurance Corporation).

(3) FGIC (Financial Guaranty Insurance Company).

(4) AGM (Assured Guaranty Municipal Corporation).

(5) BIGI (Bond Investors Guaranty Insurance).

(6) Connie Lee Inc.

(7) FHA (Federal Housing Authority).

(8) CapMAC (Capital Markets Assurance Corporation).

(9) American Capital Access Financial Guaranty Corporation.

(10) XL Capital Assurance Inc.

(11) CIFG (CDC IXIS Financial Guaranty).

(12) AGC (Assured Guaranty Corporation).

(13) BHAC (Berkshire Hathaway Assurance Corporation).

(14) NPFG (National Public Finance Guarantee Corporation).

(15) BAM (Build America Mutual Assurance Company).

(16) MAC (Municipal Assurance Corporation).

(17) RAA (Radian Asset Assurance Inc.).

(18) SBLF (Michigan School Bond Loan Fund).

(19) TPSF (Texas Permanent School Fund).

The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

New York Long-Term Tax-Exempt Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	March 2019	728	82,236	120
2-Year U.S. Treasury Note	March 2019	238	50,214	25
Ultra 10-Year U.S. Treasury Note	March 2019	121	15,306	42
10-Year U.S. Treasury Note	March 2019	10	1,195	—
				187

Short Futures Contracts
Ultra Long U.S. Treasury Bond	March 2019	(221)	(33,682)	(73)
30-Year U.S. Treasury Bond	March 2019	(56)	(7,835)	(5)
				(78)
				109

See accompanying Notes, which are an integral part of the Financial Statements.

New York Long-Term Tax-Exempt Fund

Statement of Operations

Year Ended
November 30, 2018
($000)
Investment Income
Income
Interest	150,349
Total Income	150,349
Expenses
The Vanguard Group—Note B
Investment Advisory Services	565
Management and Administrative—Investor Shares	602
Management and Administrative—Admiral Shares	2,758
Marketing and Distribution—Investor Shares	93
Marketing and Distribution—Admiral Shares	260
Custodian Fees	26
Auditing Fees	35
Shareholders’ Reports and Proxy—Investor Shares	10
Shareholders’ Reports and Proxy—Admiral Shares	14
Trustees’ Fees and Expenses	3
Total Expenses	4,366
Net Investment Income	145,983
Realized Net Gain (Loss)
Investment Securities Sold	12,005
Futures Contracts	(1,653)
Realized Net Gain (Loss)	10,352
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(134,269)
Futures Contracts	330
Change in Unrealized Appreciation (Depreciation)	(133,939)
Net Increase (Decrease) in Net Assets Resulting from Operations	22,396

See accompanying Notes, which are an integral part of the Financial Statements.

New York Long-Term Tax-Exempt Fund

Statement of Changes in Net Assets

	Year Ended November 30,
	2018	2017
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	145,983	137,189
Realized Net Gain (Loss)	10,352	21,498
Change in Unrealized Appreciation (Depreciation)	(133,939)	76,466
Net Increase (Decrease) in Net Assets Resulting from Operations	22,396	235,153
Distributions
Net Investment Income
Investor Shares	(14,523)	(14,863)
Admiral Shares	(131,460)	(122,231)
Realized Capital Gain[1]
Investor Shares	(2,221)	(2,383)
Admiral Shares	(18,905)	(18,628)
Total Distributions	(167,109)	(158,105)
Capital Share Transactions
Investor Shares	(24,058)	(5,091)
Admiral Shares	157,745	333,752
Net Increase (Decrease) from Capital Share Transactions	133,687	328,661
Total Increase (Decrease)	(11,026)	405,709
Net Assets
Beginning of Period	4,392,541	3,986,832
End of Period	4,381,515	4,392,541

1 Includes fiscal 2018 and 2017 short-term gain distributions totaling $150,000 and $2,967,000, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

New York Long-Term Tax-Exempt Fund

Financial Highlights

Investor Shares

For a Share Outstanding	Year Ended November 30,
Throughout Each Period	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$11.71	$11.49	$11.84	$11.77	$11.11
Investment Operations
Net Investment Income	.369 [1]	.372 [1]	.384	.390	.404
Net Realized and Unrealized Gain (Loss) on Investments	(.314)	.282	(.343)	.070	.660
Total from Investment Operations	.055	.654	.041	.460	1.064
Distributions
Dividends from Net Investment Income	(.369)	(.372)	(.380)	(.390)	(.404)
Distributions from Realized Capital Gains	(.056)	(.062)	(.011)	—	—
Total Distributions	(.425)	(.434)	(.391)	(.390)	(.404)
Net Asset Value, End of Period	$11.34	$11.71	$11.49	$11.84	$11.77

Total Return[2]	0.48%	5.76%	0.24%	3.97%	9.71%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$425	$464	$460	$423	$417
Ratio of Total Expenses to Average Net Assets	0.17%	0.19%	0.19%	0.20%	0.20%
Ratio of Net Investment Income to Average Net Assets	3.21%	3.18%	3.18%	3.26%	3.57%
Portfolio Turnover Rate	18%	16%	18%	17%	27%

1 Calculated based on average shares outstanding.

2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

New York Long-Term Tax-Exempt Fund

Financial Highlights

Admiral Shares

For a Share Outstanding	Year Ended November 30,
Throughout Each Period	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$11.71	$11.49	$11.84	$11.77	$11.11
Investment Operations
Net Investment Income	.378 [1]	.384 [1]	.396	.400	.413
Net Realized and Unrealized Gain (Loss) on Investments	(.314)	.282	(.343)	.070	.660
Total from Investment Operations	.064	.666	.053	.470	1.073
Distributions
Dividends from Net Investment Income	(.378)	(.384)	(.392)	(.400)	(.413)
Distributions from Realized Capital Gains	(.056)	(.062)	(.011)	—	—
Total Distributions	(.434)	(.446)	(.403)	(.400)	(.413)
Net Asset Value, End of Period	$11.34	$11.71	$11.49	$11.84	$11.77

Total Return[2]	0.56%	5.87%	0.34%	4.06%	9.80%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,956	$3,929	$3,527	$3,547	$3,187
Ratio of Total Expenses to Average Net Assets	0.09%	0.09%	0.09%	0.12%	0.12%
Ratio of Net Investment Income to Average Net Assets	3.29%	3.28%	3.28%	3.34%	3.65%
Portfolio Turnover Rate	18%	16%	18%	17%	27%

1 Calculated based on average shares outstanding.

2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

New York Long-Term Tax-Exempt Fund

Notes to Financial Statements

Vanguard New York Long-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic and political developments in the state. The fund offers two classes of shares: Investor Shares and Admiral Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Statement of Net Assets.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the year ended November 30, 2018, the fund’s average investments in long and short futures contracts represented 2% and less than 1% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (November 30, 2015–2018), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

New York Long-Term Tax-Exempt Fund

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

5. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at November 30, 2018, or at any time during the period then ended.

6. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and the proxy. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At November 30, 2018, the fund had contributed to Vanguard capital in the amount of $234,000, representing 0.01% of the fund’s net assets and 0.09% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

New York Long-Term Tax-Exempt Fund

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

The following table summarizes the market value of the fund’s investments as of November 30, 2018, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	4,324,375	—
Futures Contracts—Assets[1]	59	—	—
Futures Contracts—Liabilities[1]	(88)	—	—
Total	(29)	4,324,375	—

1 Represents variation margin on the last day of the reporting period.

D.  Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for distributions in connection with fund share redemptions were reclassified between the following accounts:

Amount
($000)
Paid-in Capital	1,200
Total Distributable Earnings (Loss)	(1,200)

Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the tax deferral of losses on wash sales and straddles, the realization of unrealized gains or losses on certain futures contracts, and payables for distributions. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:

Amount
($000)
Undistributed Ordinary Income	—
Undistributed Tax-Exempt Income	5,707
Undistributed Long-Term Gains	9,586
Capital Loss Carryforwards (Non-expiring)	—
Net Unrealized Gains (Losses)	29,264

New York Long-Term Tax-Exempt Fund

As of November 30, 2018, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	4,295,111
Gross Unrealized Appreciation	76,617
Gross Unrealized Depreciation	(47,353)
Net Unrealized Appreciation (Depreciation)	29,264

E.  During the year ended November 30, 2018, the fund purchased $952,240,000 of investment securities and sold $775,948,000 of investment securities, other than temporary cash investments.

The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended November 30, 2018, such purchases and sales were $148,185,000 and $158,656,000, respectively; these amounts are included in the purchases and sales of investment securities noted above.

F.  Capital share transactions for each class of shares were:

	Year Ended November 30,
		2018		2017
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	118,256	10,269	142,825	12,208
Issued in Lieu of Cash Distributions	14,212	1,234	14,329	1,226
Redeemed	(156,526)	(13,631)	(162,245)	(13,868)
Net Increase (Decrease)—Investor Shares	(24,058)	(2,128)	(5,091)	(434)
Admiral Shares
Issued	785,715	68,307	778,945	66,603
Issued in Lieu of Cash Distributions	109,806	9,538	102,548	8,774
Redeemed	(737,776)	(64,409)	(547,741)	(46,991)
Net Increase (Decrease)—Admiral Shares	157,745	13,436	333,752	28,386

G. Management has determined that no events or transactions occurred subsequent to November 30, 2018, that would require recognition or disclosure in these financial statements.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Vanguard New York Tax-Free Funds and Shareholders of Vanguard New York Municipal Money Market Fund and Vanguard New York Long-Term Tax-Exempt Fund

Opinions on the Financial Statements

We have audited the accompanying statements of net assets of Vanguard New York Municipal Money Market Fund and Vanguard New York Long-Term Tax-Exempt Fund (constituting Vanguard New York Tax-Free Funds, hereafter collectively referred to as the “Funds”) as of November 30, 2018, the related statements of operations for the year ended November 30, 2018, the statements of changes in net assets for each of the two years in the period ended November 30, 2018, including the related notes, and the financial highlights for each of the five years in the period ended November 30, 2018 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of November 30, 2018, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended November 30, 2018 and each of the financial highlights for each of the five years in the period ended November 30, 2018 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of November 30, 2018 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

January 17, 2019

We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.

Special 2018 tax information (unaudited) for Vanguard New York Tax-Exempt Funds

This information for the fiscal year ended November 30, 2018, is included pursuant to provisions of the Internal Revenue Code.

The Long-Term Tax-Exempt Fund distributed $22,181,000 as capital gain dividends (20% rate gain distributions) to shareholders during the fiscal year.

For nonresident alien shareholders, 100% of short-term capital gain dividends distributed by the fund are qualified short-term capital gains.

Each fund designates 100% of its income dividends as exempt-interest dividends.

BLOOMBERG is a trademark and service mark of Bloomberg Finance L.P. BARCLAYS is a trademark and service mark of Barclays Bank Plc, used under license. Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (BISL) (collectively, Bloomberg), or Bloomberg’s licensors, own all proprietary rights in the Bloomberg Barclays NY Municipal Bond Index (Index or Bloomberg Barclays Index).

Neither Barclays Bank Plc, Barclays Capital Inc., or any affiliate (collectively Barclays) or Bloomberg is the issuer or producer of the New York Long-Term Tax-Exempt Fund and neither Bloomberg nor Barclays has any responsibilities, obligations or duties to investors in the New York Long-Term Tax-Exempt Fund. The Index is licensed for use by The Vanguard Group, Inc. (Vanguard) as the sponsor of the New York Long-Term Tax-Exempt Fund. Bloomberg and Barclays’ only relationship with Vanguard in respect of the Index is the licensing of the Index, which is determined, composed and calculated by BISL, or any successor thereto, without regard to the Issuer or the New York Long-Term Tax-Exempt Fund or the owners of the New York Long-Term Tax-Exempt Fund.

Additionally, Vanguard may for itself execute transaction(s) with Barclays in or relating to the Index in connection with the New York Long-Term Tax-Exempt Fund. Investors acquire the New York Long-Term Tax-Exempt Fund from Vanguard and investors neither acquire any interest in the Index nor enter into any relationship of any kind whatsoever with Bloomberg or Barclays upon making an investment in the New York Long-Term Tax-Exempt Fund. The New York Long-Term Tax-Exempt Fund is not sponsored, endorsed, sold or promoted by Bloomberg or Barclays. Neither Bloomberg nor Barclays makes any representation or warranty, express or implied regarding the advisability of investing in the New York Long-Term Tax-Exempt Fund or the advisability of investing in securities generally or the ability of the Index to track corresponding or relative market performance. Neither Bloomberg nor Barclays has passed on the legality or suitability of the New York Long-Term Tax-Exempt Fund with respect to any person or entity. Neither Bloomberg nor Barclays is responsible for and has not participated in the determination of the timing of, prices at, or quantities of the New York Long-Term Tax-Exempt Fund to be issued. Neither Bloomberg nor Barclays has any obligation to take the needs of the Issuer or the owners of the New York Long-Term Tax-Exempt Fund or any other third party into consideration in determining, composing or calculating the Index. Neither Bloomberg nor Barclays has any obligation or liability in connection with administration, marketing or trading of the New York Long-Term Tax-Exempt Fund.

The licensing agreement between Bloomberg and Barclays is solely for the benefit of Bloomberg and Barclays and not for the benefit of the owners of the New York Long-Term Tax-Exempt Fund, investors or other third parties. In addition, the licensing agreement between Vanguard and Bloomberg is solely for the benefit of Vanguard and Bloomberg and not for the benefit of the owners of the New York Long-Term Tax-Exempt Fund, investors or other third parties.

NEITHER BLOOMBERG NOR BARCLAYS SHALL HAVE ANY LIABILITY TO THE ISSUER, INVESTORS OR TO OTHER THIRD PARTIES FOR THE QUALITY, ACCURACY AND/OR COMPLETENESS OF THE BLOOMBERG BARCLAYS INDEX OR ANY DATA INCLUDED THEREIN OR FOR INTERRUPTIONS IN THE DELIVERY OF THE BLOOMBERG BARCLAYS INDEX. NEITHER BLOOMBERG NOR BARCLAYS MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISSUER, THE INVESTORS OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE BLOOMBERG BARCLAYS INDEX OR ANY DATA INCLUDED THEREIN. NEITHER BLOOMBERG NOR BARCLAYS MAKES ANY EXPRESS OR IMPLIED WARRANTIES, AND EACH HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE BLOOMBERG BARCLAYS INDEX OR ANY DATA INCLUDED THEREIN. BLOOMBERG RESERVES THE RIGHT TO CHANGE THE METHODS OF CALCULATION OR PUBLICATION, OR TO CEASE THE CALCULATION OR PUBLICATION OF THE BLOOMBERG BARCLAYS INDEX, AND NEITHER BLOOMBERG NOR BARCLAYS SHALL BE LIABLE FOR ANY MISCALCULATION OF OR ANY INCORRECT, DELAYED OR INTERRUPTED PUBLICATION WITH RESPECT TO ANY OF THE BLOOMBERG BARCLAYS INDEX. NEITHER BLOOMBERG NOR BARCLAYS SHALL BE LIABLE FOR ANY DAMAGES, INCLUDING, WITHOUT LIMITATION, ANY SPECIAL, INDIRECT OR CONSEQUENTIAL DAMAGES, OR ANY LOST PROFITS AND EVEN IF ADVISED OF THE POSSIBILITY OF SUCH, RESULTING FROM THE USE OF THE BLOOMBERG BARCLAYS INDEX OR ANY DATA INCLUDED THEREIN OR WITH RESPECT TO THE NEW YORK LONG-TERM TAX-EXEMPT FUND.

None of the information supplied by Bloomberg or Barclays and used in this publication may be reproduced in any manner without the prior written permission of both Bloomberg and Barclays Capital, the investment banking division of Barclays Bank Plc. Barclays Bank Plc is registered in England No. 1026167. Registered office 1 Churchill Place London E14 5HP.

© 2019 Bloomberg. Used with Permission.

Source: Bloomberg Index Services Limited. Copyright 2019, Bloomberg. All rights reserved.

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 212 Vanguard funds.

Information for each trustee and executive officer of the fund appears below. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

Interested Trustees1

F. William McNabb III

Born in 1957. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: chairman of the board (January 2010–present) of Vanguard and of each of the investment companies served by Vanguard, trustee (2009–present) of each of the investment companies served by Vanguard, and director (2008–present) of Vanguard. Chief executive officer and president (2008–2017) of Vanguard and each of the investment companies served by Vanguard, managing director (1995–2008) of Vanguard, and director (1997–2018) of Vanguard Marketing Corporation. Director (2018–present) of UnitedHealth Group.

Mortimer J. Buckley

Born in 1969. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chief executive officer (January 2018–present) of Vanguard; chief executive officer, president, and trustee (January 2018–present) of each of the investment companies served by Vanguard; president and director (2017–present) of Vanguard; and president (February 2018–present) of Vanguard Marketing Corporation. Chief investment officer (2013–2017), managing director (2002–2017), head of the Retail Investor Group (2006–2012), and chief information officer (2001–2006) of Vanguard. Chairman of the board (2011–2017) of the Children’s Hospital of Philadelphia.

Independent Trustees

Emerson U. Fullwood

Born in 1948. Trustee since January 2008. Principal occupation(s) during the past five years and other experience: executive chief staff and marketing officer for North America and corporate vice president (retired 2008) of Xerox Corporation (document management products and services). Former president of the Worldwide Channels Group, Latin America, and Worldwide Customer Service and executive chief staff officer of Developing Markets of Xerox. Executive in residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology. Lead director of SPX FLOW, Inc. (multi-industry manufacturing). Director of the University of Rochester Medical Center, the Monroe Community College Foundation, the United Way of Rochester, North Carolina A&T University, and Roberts Wesleyan College. Trustee of the University of Rochester.

Amy Gutmann

Born in 1949. Trustee since June 2006. Principal occupation(s) during the past five years and other experience: president (2004–present) of the University of Pennsylvania. Christopher H. Browne Distinguished Professor of Political Science, School of Arts and Sciences, and professor of communication, Annenberg School for Communication, with secondary faculty appointments in the Department of Philosophy, School of Arts and Sciences, and at the Graduate School of Education, University of Pennsylvania. Trustee of the National Constitution Center.

1 Mr. McNabb and Mr. Buckley are considered “interested persons,” as defined in the Investment Company Act of 1940, because they are officers of the Vanguard funds.

JoAnn Heffernan Heisen

Born in 1950. Trustee since July 1998. Principal occupation(s) during the past five years and other experience: corporate vice president of Johnson & Johnson (pharmaceuticals/medical devices/consumer products) and member of its executive committee (1997–2008). Chief global diversity officer (retired 2008), vice president and chief information officer (1997–2006), controller (1995–1997), treasurer (1991–1995), and assistant treasurer (1989–1991) of Johnson & Johnson. Director of Skytop Lodge Corporation (hotels) and the Robert Wood Johnson Foundation. Member of the advisory board of the Institute for Women’s Leadership at Rutgers University.

F. Joseph Loughrey

Born in 1949. Trustee since October 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2009) and vice chairman of the board (2008–2009) of Cummins Inc. (industrial machinery). Chairman of the board of Hillenbrand, Inc. (specialized consumer services), Oxfam America, and the Lumina Foundation for Education. Director of the V Foundation for Cancer Research. Member of the advisory council for the College of Arts and Letters and chair of the advisory board to the Kellogg Institute for International Studies, both at the University of Notre Dame.

Mark Loughridge

Born in 1953. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: senior vice president and chief financial officer (retired 2013) of IBM (information technology services). Fiduciary member of IBM’s Retirement Plan Committee (2004–2013), senior vice president and general manager (2002–2004) of IBM Global Financing, vice president and controller (1998–2002) of IBM, and a variety of other prior management roles at IBM. Member of the Council on Chicago Booth.

Scott C. Malpass

Born in 1962. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: chief investment officer (1989–present) and vice president (1996–present) of the University of Notre Dame. Assistant professor of finance at the Mendoza College of Business, University of Notre Dame, and member of the Notre Dame 403(b) Investment Committee. Chairman of the board of TIFF Advisory Services, Inc. Member of the board of Catholic Investment Services, Inc. (investment advisors), the board of advisors for Spruceview Capital Partners, and the board of superintendence of the Institute for the Works of Religion.

Deanna Mulligan

Born in 1963. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: president (2010–present) and chief executive officer (2011–present) of The Guardian Life Insurance Company of America. Chief operating officer (2010–2011) and executive vice president (2008–2010) of Individual Life and Disability of The Guardian Life Insurance Company of America. Member of the board of The Guardian Life Insurance Company of America, the American Council of Life Insurers, the Partnership for New York City (business leadership), and the Committee Encouraging Corporate Philanthropy. Trustee of the Economic Club of New York and the Bruce Museum (arts and science). Member of the Advisory Council for the Stanford Graduate School of Business.

André F. Perold

Born in 1952. Trustee since December 2004. Principal occupation(s) during the past five years and other experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011). Chief investment officer and co-managing partner of HighVista Strategies LLC (private investment firm). Overseer of the Museum of Fine Arts Boston.

Sarah Bloom Raskin

Born in 1961. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: deputy secretary (2014–2017) of the United States Department of the Treasury. Governor (2010–2014) of the Federal Reserve Board. Commissioner (2007–2010) of financial regulation for the State of Maryland. Member of the board of directors (2012–2014) of Neighborhood Reinvestment Corporation. Director of i(x) Investments, LLC.

Peter F. Volanakis

Born in 1955. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2010) of Corning Incorporated (communications equipment) and director of Corning Incorporated (2000–2010) and Dow Corning (2001–2010). Director (2012) of SPX Corporation (multi-industry manufacturing). Overseer of the Amos Tuck School of Business Administration, Dartmouth College (2001–2013). Chairman of the board of trustees of Colby-Sawyer College. Member of the Board of Hypertherm Inc. (industrial cutting systems, software, and consumables).

Executive Officers

Glenn Booraem

Born in 1967. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Investment stewardship officer (2017–present), treasurer (2015–2017), controller (2010–2015), and assistant controller (2001–2010) of each of the investment companies served by Vanguard.

Christine M. Buchanan

Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard and global head of Fund Administration at Vanguard. Treasurer (2017–present) of each of the investment companies served by Vanguard. Partner (2005–2017) at KPMG LLP (audit, tax, and advisory services).

Brian Dvorak

Born in 1973. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief compliance officer (2017–present) of Vanguard and each of the investment companies served by Vanguard. Assistant vice president (2017–present) of Vanguard Marketing Corporation. Vice president and director of Enterprise Risk Management (2011–2013) at Oppenheimer Funds, Inc.

Thomas J. Higgins

Born in 1957. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief financial officer (2008–present) and treasurer (1998–2008) of each of the investment companies served by Vanguard.

Peter Mahoney

Born in 1974. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Controller (2015–present) of each of the investment companies served by Vanguard. Head of International Fund Services (2008–2014) at Vanguard.

Anne E. Robinson

Born in 1970. Principal occupation(s) during the past five years and other experience: general counsel (2016–present) of Vanguard. Secretary (2016–present) of Vanguard and of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Director and senior vice president (2016–2018) of Vanguard Marketing Corporation. Managing director and general counsel of Global Cards and Consumer Services (2014–2016) at Citigroup. Counsel (2003–2014) at American Express.

Michael Rollings

Born in 1963. Principal occupation(s) during the past five years and other experience: finance director (2017–present) and treasurer (2017) of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Chief financial officer (2016–present) of Vanguard. Director (2016–present) of Vanguard Marketing Corporation. Executive vice president and chief financial officer (2006–2016) of MassMutual Financial Group.

Vanguard Senior Management Team

Joseph Brennan	Chris D. McIsaac
Mortimer J. Buckley	James M. Norris
Gregory Davis	Thomas M. Rampulla
John James	Karin A. Risi
Martha G. King	Anne E. Robinson
John T. Marcante	Michael Rollings

Chairman Emeritus and Senior Advisor

John J. Brennan

Chairman, 1996–2009

Chief Executive Officer and President, 1996–2008

Founder

John C. Bogle

Chairman and Chief Executive Officer, 1974–1996

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447

Direct Investor Account Services > 800-662-2739

Institutional Investor Services > 800-523-1036

Text Telephone for People

Who Are Deaf or Hard of Hearing > 800-749-7273

This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.

All comparative mutual fund data are from Lipper, a Thomson Reuters Company, or Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or sec.gov.

You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.

CFA® is a registered trademark owned by CFA Institute.

© 2019 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q760 012019

Item 2: Code of Ethics. The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert. All members of the Audit Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts and to be independent: JoAnn Heffernan Heisen, F. Joseph Loughrey, Mark Loughridge, Sarah Bloom Raskin, and Peter F. Volanakis.

Item 4: Principal Accountant Fees and Services.

(a)     Audit Fees.

Audit Fees of the Registrant.

Fiscal Year Ended November 30, 2018: $64,000
Fiscal Year Ended November 30, 2017: $66,000

Aggregate Audit Fees of Registered Investment Companies in the Vanguard Group.

Fiscal Year Ended November 30, 2018: $9,734,277
Fiscal Year Ended November 30, 2017: $8,424,459

Includes fees billed in connection with audits of the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc. and Vanguard Marketing Corporation.

(b)     Audit-Related Fees.

Fiscal Year Ended November 30, 2018: $5,581,336
Fiscal Year Ended November 30, 2017: $3,194,093

Includes fees billed in connection with assurance and related services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(c)     Tax Fees.

Fiscal Year Ended November 30, 2018: $347,985
Fiscal Year Ended November 30, 2017: $274,313

Includes fees billed in connection with tax compliance, planning, and advice services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(d)     All Other Fees.

Fiscal Year Ended November 30, 2018: $0
Fiscal Year Ended November 30, 2017: $0

Includes fees billed for services related to tax reported information provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(e)    (1) Pre-Approval Policies. The policy of the Registrant’s Audit Committee is to consider and, if appropriate, approve before the principal accountant is engaged for such services, all specific audit and non-audit services provided to: the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant. In making a determination, the Audit Committee considers whether the services are consistent with maintaining the principal accountant’s independence.

In the event of a contingency situation in which the principal accountant is needed to provide services in between scheduled Audit Committee meetings, the Chairman of the Audit Committee would be called on to consider and, if appropriate, pre-approve audit or permitted non-audit services in an amount sufficient to complete services through the next Audit Committee meeting, and to determine if such services would be consistent with maintaining the accountant’s independence. At the next scheduled Audit Committee meeting, services and fees would be presented to the Audit Committee for formal consideration, and, if appropriate, approval by the entire Audit Committee. The Audit Committee would again consider whether such services and fees are consistent with maintaining the principal accountant’s independence.

The Registrant’s Audit Committee is informed at least annually of all audit and non-audit services provided by the principal accountant to the Vanguard complex, whether such services are provided to: the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., or other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant.

(2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)     For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g)    Aggregate Non-Audit Fees.

Fiscal Year Ended November 30, 2018: $347,985
Fiscal Year Ended November 30, 2017: $274,313

Includes fees billed for non-audit services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(h)     For the most recent fiscal year, the Audit Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in rule 10A-3 under the Securities Exchange Act of 1934 (“Exchange Act”). The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are: JoAnn Heffernan Heisen, F. Joseph Loughrey, Mark Loughridge, Sarah Bloom Raskin, and Peter F. Volanakis.

Item 6: Investments.

Not Applicable.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures.  The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable.

Item 13: Exhibits.

(a)         Code of Ethics.

(b)        Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD NEW YORK TAX-FREE FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*

MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date:  January 22, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD NEW YORK TAX-FREE FUNDS

BY:	/s/ MORTIMER J. BUCKLEY *

MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: January 22, 2019

VANGUARD NEW YORK TAX-FREE FUNDS

BY:	/s/ THOMAS J. HIGGINS*

THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: January 22, 2019

* By: /s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on January 18, 2018 see file Number 33-32216, Incorporated by Reference.